Franklin Mutual Series Funds
Statement of Investments, March 31, 2019 (unaudited)
Franklin Mutual Beacon Fund
		Country	Shares	Value
	Common Stocks and Other Equity Interests 86.2%
	Aerospace & Defense 2.1%
	BAE Systems PLC	United Kingdom	11,814,998	$ 74,250,952
	Auto Components 0.1%
[a,b,c]	International Automotive Components Group Brazil LLC	Brazil	2,846,329	108,115
[a,b,c]	International Automotive Components Group North America LLC	United States	22,836,904	2,722,159
				2,830,274
	Banks 8.4%
	JPMorgan Chase & Co.	United States	1,007,630	102,002,385
	Standard Chartered PLC	United Kingdom	12,354,785	95,170,893
	Wells Fargo & Co.	United States	2,124,250	102,643,760
				299,817,038
	Biotechnology 1.5%
[a]	Celgene Corp.	United States	574,700	54,217,198
	Chemicals 2.0%
	BASF SE	Germany	956,972	70,357,907
[a,b,d]	Dow Corning Corp., Contingent Distribution	United States	12,598,548	—
				70,357,907
	Communications Equipment 2.2%
	Cisco Systems Inc.	United States	1,458,142	78,725,087
	Consumer Finance 2.5%
	Capital One Financial Corp.	United States	1,102,998	90,103,907
	Diversified Telecommunication Services 1.5%
	Koninklijke KPN NV	Netherlands	17,112,502	54,257,425
	Electrical Equipment 3.0%
[a]	Sensata Technologies Holding PLC	United States	2,429,802	109,389,686
	Entertainment 3.1%
	The Walt Disney Co.	United States	994,700	110,441,541
	Food & Staples Retailing 0.1%
[a]	Rite Aid Corp.	United States	8,456,659	5,369,978
	Health Care Equipment & Supplies 4.0%
	Medtronic PLC	United States	1,576,090	143,550,277
	Hotels, Restaurants & Leisure 3.4%
	Accor SA	France	1,267,840	51,364,782
	Sands China Ltd.	Macau	13,934,400	70,027,463
				121,392,245
	Industrial Conglomerates 1.3%
	General Electric Co.	United States	4,584,600	45,800,154
	Insurance 4.6%
	American International Group Inc.	United States	1,514,000	65,192,840
	The Hartford Financial Services Group Inc.	United States	2,006,000	99,738,320
				164,931,160
	Interactive Media & Services 2.4%
[a]	Baidu Inc., ADR	China	516,947	85,218,713
	IT Services 3.3%
	Cognizant Technology Solutions Corp., A	United States	1,629,630	118,066,693
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Franklin Mutual Series Funds
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual Beacon Fund  (continued)
		Country	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Media 6.9%
[a]	Charter Communications Inc., A	United States	312,587	$ 108,439,556
[a]	Cumulus Media Inc., A	United States	38,724	697,419
[a]	Discovery Inc., C	United States	3,163,923	80,426,923
[a]	Liberty Global PLC, C	United Kingdom	2,435,700	58,968,297
				248,532,195
	Metals & Mining 0.0%†
	Warrior Met Coal Inc.	United States	68,416	2,079,846
	Oil, Gas & Consumable Fuels 4.4%
	Kinder Morgan Inc.	United States	4,414,700	88,338,147
	Royal Dutch Shell PLC, A	United Kingdom	2,206,089	69,253,902
				157,592,049
	Pharmaceuticals 12.2%
	Eli Lilly & Co.	United States	453,112	58,795,813
	GlaxoSmithKline PLC	United Kingdom	5,783,258	120,305,135
	Merck & Co. Inc.	United States	1,040,544	86,542,044
	Novartis AG, ADR	Switzerland	1,774,190	170,570,627
				436,213,619
	Software 5.7%
[a]	Check Point Software Technologies Ltd.	Israel	661,312	83,649,355
[a]	Red Hat Inc.	United States	293,600	53,640,720
	Symantec Corp.	United States	2,955,337	67,943,198
				205,233,273
	Specialty Retail 2.1%
	Dufry AG	Switzerland	708,780	74,462,299
	Technology Hardware, Storage & Peripherals 2.6%
	Western Digital Corp.	United States	1,908,800	91,736,928
	Thrifts & Mortgage Finance 1.5%
	Indiabulls Housing Finance Ltd.	India	4,374,076	54,261,050
	Tobacco 3.3%
	British American Tobacco PLC	United Kingdom	2,851,046	118,631,551
	Wireless Telecommunication Services 2.0%
[a]	T-Mobile U.S. Inc.	United States	1,020,000	70,482,000
	Total Common Stocks and Other Equity Interests (Cost $2,638,175,857)			3,087,945,045
	Management Investment Companies (Cost $27,875,091) 0.9%
	Diversified Financial Services 0.9%
[a]	Altaba Inc.	United States	430,920	31,939,790
	Preferred Stocks 5.9%
	Automobiles 2.6%
[e]	Porsche Automobil Holding SE, 3.146%, pfd.	Germany	1,451,423	91,094,042
	Technology Hardware, Storage & Peripherals 3.3%
[e]	Samsung Electronics Co. Ltd., 3.912%, pfd.	South Korea	3,738,607	119,091,120
	Total Preferred Stocks (Cost $145,744,618)			210,185,162
  |  2

Franklin Mutual Series Funds
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual Beacon Fund  (continued)
		Country	Principal Amount	Value
	Corporate Notes and Senior Floating Rate Interests 2.2%
[f]	Cumulus Media New Holdings Inc., Term Loan, 7.00%, (1-month USD LIBOR + 4.50%), 5/13/22	United States	$10,368,708	$ 10,211,560
	Frontier Communications Corp.,
	senior note, 10.50%, 9/15/22	United States	16,691,000	12,810,343
	senior note, 11.00%, 9/15/25	United States	23,907,000	15,872,335
[f]	Veritas U.S. Inc.,
	Term Loan B1, 6.999%, (1-month USD LIBOR + 4.50%), 1/27/23	United States	13,509,084	12,538,119
	Term Loan B1, 7.101%, (3-month USD LIBOR + 4.50%), 1/27/23	United States	3,788,675	3,516,364
[g]	Veritas U.S. Inc./Veritas Bermuda Ltd.,
	senior note, 144A, 7.50%, 2/01/23	United States	2,766,000	2,655,360
	senior note, 144A, 10.50%, 2/01/24	United States	22,708,000	20,323,660
	Total Corporate Notes and Senior Floating Rate Interests (Cost $86,217,622)			77,927,741
	Corporate Notes and Senior Floating Rate Interests in Reorganization 0.8%
[b,c,h]	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	10,848	—
[h]	iHeartCommunications Inc.,
	senior secured note, first lien, 9.00%, 12/15/19	United States	18,873,000	13,494,195
	[f] Tranche D Term Loan, 8.443%, (3-month USD LIBOR + 6.75%), 1/30/19	United States	15,813,483	11,326,407
	[f] Tranche E Term Loan, 9.193%, (3-month USD LIBOR + 7.50%), 7/30/19	United States	5,080,935	3,640,490
	Total Corporate Notes and Senior Floating Rate Interests in Reorganization (Cost $38,808,737)			28,461,092
			Shares
	Companies in Liquidation 0.0%†
[a,b,d]	Tribune Media, Litigation Trust, Contingent Distribution	United States	502,429	—
[a,d]	Vistra Energy Corp., Litigation Trust, Contingent Distribution	United States	46,282,735	92,566
	Total Companies in Liquidation (Cost $1,470,866)			92,566
	Total Investments before Short Term Investments (Cost $2,938,292,791)			3,436,551,396
			Principal Amount
	Short Term Investments 3.3%
	U.S. Government and Agency Securities 3.3%
[i]	FHLB, 4/01/19	United States	$60,600,000	60,600,000
[i]	U.S. Treasury Bill,
	[j] 4/11/19 - 6/06/19	United States	51,000,000	50,901,101
	8/15/19 - 8/22/19	United States	8,000,000	7,925,801
	Total U.S. Government and Agency Securities (Cost $119,413,478)			119,426,902
	Total Investments (Cost $3,057,706,269) 99.3%			3,555,978,298
	Securities Sold Short (1.0)%			(37,530,765)
	Other Assets, less Liabilities 1.7%			62,091,326
	Net Assets 100.0%			$3,580,538,859
  |  3

Franklin Mutual Series Funds
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual Beacon Fund  (continued)
	Country	Shares	Value
Securities Sold Short (1.0)%
Common Stocks (1.0)%
Internet & Direct Marketing Retail (0.8)%
Alibaba Group Holding Ltd., ADR	China	155,131	$ (28,303,651)
Pharmaceuticals (0.2)%
Bristol-Myers Squibb Co.	United States	193,400	(9,227,114)
Total Securities Sold Short (Proceeds $36,865,077)			$(37,530,765)

†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
[c]See Note 5 regarding restricted securities.
[d]Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
[e]Variable rate security. The rate shown represents the yield at period end.
[f]The coupon rate shown represents the rate at period end.
[g]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2019, the aggregate value of these securities was $22,979,020, representing 0.6% of net assets.
[h]Defaulted security or security for which income has been deemed uncollectible.
[i]The security was issued on a discount basis with no stated coupon rate.
[j]A portion or all of the security has been segregated as collateral for securities sold short and open forward exchange contracts. At March 31, 2019, the aggregate value of these securities pledged amounted to $18,629,794, representing 0.5% of net assets.
At March 31, 2019, the Fund had the following futures contracts outstanding. See  Note 3.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Currency Contracts
EUR/USD	Short	942	$132,922,088	6/17/19	$542,670
GBP/USD	Short	1,141	93,105,600	6/17/19	154,844
Total Futures Contracts					$697,514

*As of period end.

  |  4

Franklin Mutual Series Funds
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual Beacon Fund  (continued)
At March 31, 2019, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Buy	4,175,452	$4,786,305	4/18/19	$ —	$ (93,747)
Euro	BOFA	Sell	2,095,714	2,424,102	4/18/19	68,846	—
Euro	BONY	Buy	354,664	401,934	4/18/19	—	(3,347)
Euro	BONY	Sell	2,201,482	2,545,640	4/18/19	71,518	—
Euro	HSBK	Buy	1,492,093	1,717,620	4/18/19	—	(40,741)
Euro	HSBK	Sell	500,000	577,100	4/18/19	15,178	—
Euro	SSBT	Sell	539,981	621,946	4/18/19	15,092	—
Euro	UBSW	Buy	1,552,355	1,777,365	4/18/19	—	(32,760)
Euro	UBSW	Sell	2,237,387	2,574,507	4/18/19	60,034	—
British Pound	BOFA	Buy	4,100,424	5,461,888	4/24/19	—	(113,061)
British Pound	BONY	Sell	1,387,432	1,790,814	4/24/19	—	(19,031)
British Pound	BONY	Sell	1,745,534	2,283,959	4/24/19	6,984	—
British Pound	HSBK	Buy	3,027,582	3,976,053	4/24/19	—	(26,703)
British Pound	UBSW	Sell	138,030	180,009	4/24/19	—	(46)
British Pound	UBSW	Sell	3,857,009	5,060,390	4/24/19	29,088	—
Euro	BOFA	Buy	3,375,396	3,834,011	5/07/19	—	(34,359)
Euro	BOFA	Sell	9,189,964	10,649,835	5/07/19	304,779	—
Euro	BONY	Sell	5,200,000	5,977,390	5/07/19	123,798	—
Euro	HSBK	Buy	844,642	955,163	5/07/19	—	(4,358)
Euro	HSBK	Sell	30,888,313	35,887,759	5/07/19	1,117,073	—
Euro	SSBT	Sell	94,796	110,672	5/07/19	3,961	—
Euro	UBSW	Buy	2,698,834	3,058,022	5/07/19	—	(19,970)
Euro	UBSW	Sell	16,446,941	18,993,288	5/07/19	479,120	—
South Korean Won	BONY	Sell	4,439,872,340	4,004,575	5/17/19	96,507	—
South Korean Won	HSBK	Buy	4,452,680,937	3,968,345	5/17/19	—	(49,002)
South Korean Won	HSBK	Sell	22,669,231,822	20,346,360	5/17/19	392,433	—
South Korean Won	UBSW	Buy	7,127,219,874	6,321,762	5/17/19	—	(48,236)
South Korean Won	UBSW	Sell	39,684,044,550	35,492,047	5/17/19	561,328	—
Euro	HSBK	Sell	1,146,730	1,326,181	5/21/19	33,713	—
Euro	SSBT	Sell	57,172,573	66,551,128	5/21/19	2,112,490	—
Euro	UBSW	Sell	608,586	707,148	5/21/19	21,216	—
British Pound	BOFA	Sell	40,533,119	52,395,462	5/28/19	—	(571,395)
British Pound	HSBK	Buy	673,984	896,405	5/28/19	—	(15,674)
British Pound	HSBK	Sell	1,275,976	1,639,916	5/28/19	—	(27,473)
British Pound	UBSW	Sell	4,176,956	5,319,984	5/28/19	—	(138,274)
Euro	BOFA	Sell	730,451	835,386	7/15/19	8,311	—
Euro	HSBK	Sell	3,900,451	4,515,445	7/15/19	99,042	—
Euro	UBSW	Sell	2,006,245	2,301,020	7/15/19	29,388	—
British Pound	BOFA	Sell	1,758,950	2,296,603	7/16/19	—	(7,305)
British Pound	HSBK	Sell	329,436	436,007	7/16/19	4,505	—
British Pound	HSBK	Sell	20,946,161	27,184,159	7/16/19	—	(251,542)
British Pound	BOFA	Sell	387,250	518,066	8/14/19	10,142	—
British Pound	BOFA	Sell	924,897	1,198,105	8/14/19	—	(15,006)
British Pound	BONY	Sell	540,000	716,415	8/14/19	8,142	—
British Pound	BONY	Sell	18,309,415	23,802,245	8/14/19	—	(212,710)
British Pound	HSBK	Sell	911,453	1,183,341	8/14/19	—	(12,137)
British Pound	HSBK	Sell	2,001,000	2,655,807	8/14/19	31,260	—
British Pound	UBSW	Sell	958,337	1,242,235	8/14/19	—	(14,737)
  |  5

Franklin Mutual Series Funds
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual Beacon Fund  (continued)
Forward Exchange Contracts  (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
South Korean Won	HSBK	Sell	39,517,969,799	$35,298,807	8/16/19	$ 412,053	$ —
South Korean Won	UBSW	Sell	36,680,818,350	33,044,294	8/16/19	662,199	—
Total Forward Exchange Contracts						$6,778,200	$(1,751,614)
Net unrealized appreciation (depreciation)						$5,026,586

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 53.
  |  6

Franklin Mutual Series Funds
Statement of Investments, March 31, 2019 (unaudited)
Franklin Mutual European Fund
		Country	Shares	Value
	Common Stocks 89.2%
	Aerospace & Defense 0.8%
	BAE Systems PLC	United Kingdom	1,966,976	$ 12,361,394
	Auto Components 2.5%
	Cie Generale des Etablissements Michelin SCA	France	342,111	40,455,834
	Automobiles 0.6%
	Peugeot SA	France	382,560	9,331,095
	Banks 9.7%
	AIB Group PLC	Ireland	5,555,365	24,943,833
	Barclays PLC	United Kingdom	13,780,463	27,768,924
	HSBC Holdings PLC	United Kingdom	2,444,399	19,848,619
	ING Groep NV	Netherlands	2,355,324	28,497,322
	Standard Chartered PLC	United Kingdom	4,960,260	38,209,679
	UniCredit SpA	Italy	1,581,443	20,276,701
				159,545,078
	Capital Markets 2.2%
	Credit Suisse Group AG	Switzerland	1,584,816	18,472,144
	Deutsche Bank AG	Germany	2,148,475	17,500,096
				35,972,240
	Chemicals 1.8%
	BASF SE	Germany	407,471	29,957,832
	Commercial Services & Supplies 1.2%
	G4S PLC	United Kingdom	8,137,683	19,453,507
	Construction Materials 5.8%
	HeidelbergCement AG	Germany	500,319	36,015,119
	LafargeHolcim Ltd., B	Switzerland	1,205,619	59,563,500
				95,578,619
	Diversified Telecommunication Services 5.5%
	Hellenic Telecommunications Organization SA	Greece	3,817,744	51,142,817
	Koninklijke KPN NV	Netherlands	12,263,002	38,881,451
				90,024,268
	Electric Utilities 2.8%
	Enel SpA	Italy	7,287,206	46,635,225
	Electrical Equipment 1.6%
	Osram Licht AG	Germany	764,465	26,313,976
	Energy Equipment & Services 1.1%
	Tenaris SA, ADR	Italy	635,416	17,950,502
	Hotels, Restaurants & Leisure 3.1%
	Accor SA	France	1,236,381	50,090,264
	Household Durables 2.7%
	Husqvarna AB, B	Sweden	2,085,623	17,033,642
	JM AB	Sweden	1,249,153	22,381,632
[a,b]	Neinor Homes SA, 144A	Spain	334,815	4,019,409
				43,434,683
	Insurance 11.5%
	ASR Nederland NV	Netherlands	852,316	35,477,096
	Direct Line Insurance Group PLC	United Kingdom	10,211,469	46,959,558
	Lancashire Holdings Ltd.	United Kingdom	3,685,749	31,378,518
	NN Group NV	Netherlands	855,360	35,536,623
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  7

Franklin Mutual Series Funds
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual European Fund  (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Insurance (continued)
	RSA Insurance Group PLC	United Kingdom	5,917,210	$ 39,144,500
				188,496,295
	Machinery 3.6%
	CNH Industrial NV, special voting	United Kingdom	833,461	8,475,761
	CNH Industrial NV	United Kingdom	2,270,191	23,086,378
	Vossloh AG	Germany	500,980	22,904,537
	Weir Group PLC	United Kingdom	238,533	4,841,467
				59,308,143
	Marine 1.2%
	A.P. Moeller-Maersk AS, B	Denmark	15,357	19,479,197
	Media 2.3%
[a]	Liberty Global PLC, C	United Kingdom	1,531,500	37,077,615
	Oil, Gas & Consumable Fuels 7.7%
	BP PLC	United Kingdom	5,184,495	37,721,653
[a]	Cairn Energy PLC	United Kingdom	11,140,689	23,497,409
	Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	370,119	11,618,835
	Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	1,095,418	34,441,991
	Saras SpA	Italy	10,256,302	18,998,153
				126,278,041
	Pharmaceuticals 7.0%
	GlaxoSmithKline PLC	United Kingdom	2,601,918	54,125,909
	Novartis AG	Switzerland	631,786	60,776,842
				114,902,751
	Road & Rail 0.0%
[a,c,d,e]	Euro Wagon LP	Jersey Islands	16,127,149	—
	Semiconductors & Semiconductor Equipment 2.2%
	BE Semiconductor Industries NV	Netherlands	1,352,928	36,005,005
	Software 1.2%
[a]	Avast PLC	United Kingdom	5,311,687	19,603,794
	Specialty Retail 2.9%
	Dufry AG	Switzerland	347,239	36,479,887
	Hornbach Holding AG & Co. KGaA	Germany	213,786	10,721,617
				47,201,504
	Tobacco 2.2%
	British American Tobacco PLC	United Kingdom	881,269	36,669,457
	Trading Companies & Distributors 4.0%
	Kloeckner & Co. SE	Germany	3,031,653	22,295,936
	Rexel SA	France	3,855,030	43,489,393
				65,785,329
	Wireless Telecommunication Services 2.0%
	Vodafone Group PLC	United Kingdom	18,316,426	33,358,689
	Total Common Stocks (Cost $1,528,401,389)			1,461,270,337
	Preferred Stocks 4.3%
	Auto Components 1.8%
[f]	Schaeffler AG, 7.588%, pfd.	Germany	3,533,679	28,735,502
  |  8

Franklin Mutual Series Funds
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual European Fund  (continued)
		Country	Shares	Value
	Preferred Stocks (continued)
	Automobiles 2.5%
[f]	Volkswagen AG, 2.822%, pfd.	Germany	258,663	$ 40,721,841
	Total Preferred Stocks (Cost $85,632,632)			69,457,343
	Total Investments before Short Term Investments (Cost $1,614,034,021)			1,530,727,680
			Principal Amount
	Short Term Investments 3.9%
	U.S. Government and Agency Securities 3.9%
[g]	FHLB, 4/01/19	United States	$29,500,000	29,500,000
[g]	U.S. Treasury Bill,
	4/11/19 - 7/11/19	United States	30,000,000	29,906,748
	[h] 8/15/19	United States	5,000,000	4,955,040
	Total U.S. Government and Agency Securities (Cost $64,352,816)			64,361,788
	Total Investments (Cost $1,678,386,837) 97.4%			1,595,089,468
	Other Assets, less Liabilities 2.6%			42,808,529
	Net Assets 100.0%			$1,637,897,997

[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2019, the value of this security was $4,019,409, representing 0.2% of net assets.
[c]See Note 6 regarding holdings of 5% voting securities.
[d]Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
[e]See Note 5 regarding restricted securities.
[f]Variable rate security. The rate shown represents the yield at period end.
[g]The security was issued on a discount basis with no stated coupon rate.
[h]A portion or all of the security has been segregated as collateral for open forward exchange contracts. At March 31, 2019, the value of this security pledged amounted to $1,150,159, representing 0.1% of net assets.
  |  9

Franklin Mutual Series Funds
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual European Fund  (continued)
At March 31, 2019, the Fund had the following futures contracts outstanding. See  Note 3.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Currency Contracts
EUR/USD	Short	2,977	$420,073,306	6/17/19	$1,687,079
GBP/USD	Short	1,900	155,040,000	6/17/19	257,719
Total Futures Contracts					$1,944,798

*As of period end.

At March 31, 2019, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Buy	14,146,011	$16,043,273	4/10/19	$ —	$ (156,095)
Euro	BONY	Sell	7,073,005	8,249,105	4/10/19	305,515	—
Euro	SSBT	Sell	7,073,005	8,249,953	4/10/19	306,364	—
Euro	BOFA	Buy	11,257,292	12,707,075	4/18/19	—	(55,637)
Euro	BOFA	Sell	35,851,104	42,235,827	4/18/19	1,944,789	—
Euro	BONY	Buy	26,843,797	30,399,266	4/18/19	—	(231,033)
Euro	HSBK	Buy	475,730	537,656	4/18/19	—	(3,010)
Euro	HSBK	Sell	35,851,103	42,242,996	4/18/19	1,951,959	—
Euro	UBSW	Buy	33,994,605	38,437,099	4/18/19	—	(232,475)
Euro	UBSW	Sell	869,218	1,008,037	4/18/19	31,172	—
British Pound	BOFA	Buy	568,257	739,989	4/24/19	1,277	—
British Pound	BOFA	Buy	7,655,862	10,078,184	4/24/19	—	(91,441)
British Pound	BOFA	Sell	50,582	66,483	4/24/19	501	—
British Pound	BONY	Sell	1,597,744	2,062,272	4/24/19	—	(21,916)
British Pound	BONY	Sell	6,256,499	8,192,695	4/24/19	31,359	—
British Pound	UBSW	Buy	1,287,033	1,688,694	4/24/19	—	(9,815)
British Pound	UBSW	Buy	12,502,589	16,296,200	4/24/19	12,889	—
British Pound	UBSW	Sell	774,728	1,010,344	4/24/19	—	(256)
British Pound	UBSW	Sell	61,554,955	80,645,257	4/24/19	349,467	—
Swedish Krona	BONY	Buy	9,270,000	1,002,111	4/30/19	—	(2,757)
Swedish Krona	BONY	Sell	4,332,427	465,913	4/30/19	—	(1,144)
Swedish Krona	BONY	Sell	11,141,368	1,207,275	4/30/19	6,177	—
Swedish Krona	SSBT	Sell	364,955,798	40,547,603	4/30/19	1,203,483	—
Euro	BOFA	Buy	300,146	339,759	5/07/19	—	(1,888)
Euro	BOFA	Buy	1,267,280	1,425,969	5/07/19	597	—
Euro	BOFA	Sell	35,899,355	41,602,147	5/07/19	1,190,577	—
Euro	BONY	Sell	1,000,000	1,149,498	5/07/19	23,807	—
Euro	HSBK	Buy	1,164,561	1,313,629	5/07/19	—	(2,694)
Euro	HSBK	Sell	39,868,143	46,303,642	5/07/19	1,424,444	—
Euro	SSBT	Sell	164,970	192,599	5/07/19	6,894	—
Euro	UBSW	Sell	36,481,054	42,263,644	5/07/19	1,197,260	—
Swiss Franc	HSBK	Sell	76,108,331	75,965,592	5/14/19	—	(814,408)
  |  10

Franklin Mutual Series Funds
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual European Fund  (continued)
Forward Exchange Contracts  (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Swiss Franc	UBSW	Sell	65,000	$65,358	5/14/19	$ —	$ (216)
Euro	SSBT	Sell	109,916,664	127,960,787	5/21/19	4,074,812	—
British Pound	BOFA	Sell	16,447,108	21,240,274	5/28/19	—	(252,064)
British Pound	HSBK	Sell	2,431,456	3,124,520	5/28/19	—	(52,797)
Euro	BOFA	Sell	3,811,570	4,359,133	7/15/19	43,366	—
Euro	HSBK	Sell	138,359,404	158,825,264	7/15/19	2,163,605	—
Euro	UBSW	Sell	6,929,162	7,933,026	7/15/19	87,272	—
British Pound	HSBK	Sell	306,948	406,244	7/16/19	4,197	—
British Pound	HSBK	Sell	23,473,729	30,481,094	7/16/19	—	(265,267)
British Pound	BOFA	Sell	2,836,296	3,670,750	8/14/19	—	(49,386)
British Pound	BOFA	Sell	5,139,145	6,834,156	8/14/19	93,561	—
British Pound	BONY	Sell	81,902,684	106,484,277	8/14/19	—	(940,736)
British Pound	HSBK	Sell	2,334,091	3,034,082	8/14/19	—	(27,354)
British Pound	HSBK	Sell	4,010,565	5,353,744	8/14/19	93,415	—
British Pound	UBSW	Sell	3,522,107	4,573,699	8/14/19	—	(45,959)
Total Forward Exchange Contracts						$16,548,759	$(3,258,348)
Net unrealized appreciation (depreciation)						$13,290,411

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 53.
  |  11

Franklin Mutual Series Funds
Statement of Investments, March 31, 2019 (unaudited)
Franklin Mutual Financial Services Fund
		Country	Shares	Value
	Common Stocks 95.0%
	Banks 36.1%
[a,b]	AB&T Financial Corp.	United States	226,100	$ 94,962
	AIB Group PLC	Ireland	2,267,537	10,181,341
	Barclays PLC	United Kingdom	2,700,433	5,441,625
	CIT Group Inc.	United States	123,611	5,929,620
	Citigroup Inc.	United States	180,610	11,237,554
	Citizens Financial Group Inc.	United States	487,200	15,834,000
[a]	Credito Valtellinese SpA	Italy	117,345,631	9,413,400
	First Horizon National Corp.	United States	386,229	5,399,481
	HSBC Holdings PLC	United Kingdom	1,273,911	10,344,209
	ING Groep NV	Netherlands	974,255	11,787,618
	JPMorgan Chase & Co.	United States	183,680	18,593,926
	Shinsei Bank Ltd.	Japan	1,134,000	16,117,403
	Societe Generale SA	France	144,470	4,177,821
	Southern National Bancorp of Virginia Inc.	United States	649,760	9,518,984
	Standard Chartered PLC	United Kingdom	1,728,056	13,311,493
	Synovus Financial Corp.	United States	121,311	4,168,246
	UniCredit SpA	Italy	404,554	5,187,048
	Wells Fargo & Co.	United States	323,670	15,639,734
	Yes Bank Ltd.	India	2,293,512	9,119,681
				181,498,146
	Capital Markets 4.3%
	Credit Suisse Group AG	Switzerland	893,314	10,412,202
	Deutsche Bank AG	Germany	991,436	8,075,601
	Guotai Junan Securities Co. Ltd.	China	1,396,063	3,112,262
				21,600,065
	Consumer Finance 3.6%
	Capital One Financial Corp.	United States	132,810	10,849,249
	Sun Hung Kai & Co. Ltd.	Hong Kong	14,145,704	7,081,907
				17,931,156
	Diversified Financial Services 4.3%
	Voya Financial Inc.	United States	436,050	21,785,058
	Household Durables 2.3%
[a]	Cairn Homes PLC	Ireland	4,418,976	7,089,754
[a,c]	Neinor Homes SA, 144A	Spain	380,000	4,561,849
				11,651,603
	Insurance 42.1%
[a]	Alleghany Corp.	United States	29,137	17,843,499
	American International Group Inc.	United States	456,658	19,663,694
	ASR Nederland NV	Netherlands	397,362	16,539,933
[a]	Brighthouse Financial Inc.	United States	152,300	5,526,967
	China Life Insurance Co. Ltd., H	China	5,331,000	14,329,276
	Chubb Ltd.	United States	71,050	9,952,684
	Direct Line Insurance Group PLC	United Kingdom	2,400,878	11,040,935
	Everest Re Group Ltd.	United States	86,000	18,572,560
	The Hartford Financial Services Group Inc.	United States	458,972	22,820,088
	Lancashire Holdings Ltd.	United Kingdom	1,177,387	10,023,650
	MetLife Inc.	United States	339,170	14,438,467
	NN Group NV	Netherlands	484,907	20,145,854
	RSA Insurance Group PLC	United Kingdom	1,959,394	12,962,105
	Sabre Insurance Group PLC	United Kingdom	2,378,049	8,860,289
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  12

Franklin Mutual Series Funds
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual Financial Services Fund  (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Insurance (continued)
	T&D Holdings Inc.	Japan	812,169	$ 8,531,018
				211,251,019
	Real Estate Management & Development 0.1%
[a]	Dolphin Capital Investors Ltd.	Greece	3,979,650	277,370
	Thrifts & Mortgage Finance 2.2%
	Indiabulls Housing Finance Ltd.	India	907,348	11,255,784
	Total Common Stocks (Cost $501,721,940)			477,250,201
			Principal Amount
	Short Term Investments 4.1%
	U.S. Government and Agency Securities 4.1%
[d]	FHLB, 4/01/19	United States	$ 6,300,000	6,300,000
[d]	U.S. Treasury Bill,
	[e] 6/06/19	United States	2,000,000	1,991,356
	4/11/19 - 7/11/19	United States	12,000,000	11,975,630
	Total U.S. Government and Agency Securities (Cost $20,264,360)			20,266,986
	Total Investments (Cost $521,986,300) 99.1%			497,517,187
	Other Assets, less Liabilities 0.9%			4,669,599
	Net Assets 100.0%			$502,186,786

[a]Non-income producing.
[b]See Note 6 regarding holdings of 5% voting securities.
[c]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2019, the value of this security was $4,561,849, representing 0.9% of net assets.
[d]The security was issued on a discount basis with no stated coupon rate.
[e]A portion or all of the security has been segregated as collateral for open forward exchange contracts. At March 31, 2019, the value of this security pledged amounted to $230,002, representing less than 0.1% of net assets.
  |  13

Franklin Mutual Series Funds
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual Financial Services Fund  (continued)
At March 31, 2019, the Fund had the following futures contracts outstanding. See  Note 3.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Currency Contracts
EUR/USD	Short	157	$22,153,681	6/17/19	$90,490
GBP/USD	Short	141	11,505,600	6/17/19	19,039
Total Futures Contracts					$109,529

*As of period end.

At March 31, 2019, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Buy	771,016	$873,721	4/10/19	$ —	$ (7,805)
Euro	BONY	Buy	570,000	648,399	4/10/19	—	(8,240)
Euro	BONY	Sell	3,126,509	3,646,385	4/10/19	135,048	—
Euro	HSBK	Buy	215,140	242,798	4/10/19	—	(1,178)
Euro	HSBK	Sell	2,176,356	2,552,953	4/10/19	108,719	—
Euro	SSBT	Sell	3,126,508	3,646,759	4/10/19	135,423	—
Euro	UBSW	Buy	1,555,589	1,758,107	4/10/19	—	(11,048)
Euro	BOFA	Sell	2,503,362	2,949,186	4/18/19	135,798	—
Euro	HSBK	Sell	2,503,363	2,949,688	4/18/19	136,299	—
Japanese Yen	HSBK	Buy	40,525,472	368,762	4/22/19	—	(2,266)
Japanese Yen	UBSW	Buy	52,653,073	473,811	4/22/19	2,363	—
Japanese Yen	UBSW	Sell	60,000,000	537,989	4/22/19	—	(4,628)
Japanese Yen	UBSW	Sell	2,762,682,109	25,061,257	4/22/19	76,639	—
British Pound	BOFA	Buy	230,860	300,628	4/24/19	519	—
British Pound	BOFA	Buy	1,289,448	1,709,798	4/24/19	—	(27,768)
British Pound	BONY	Buy	485,341	641,071	4/24/19	—	(7,965)
British Pound	BONY	Sell	414,325	533,546	4/24/19	—	(6,922)
British Pound	BONY	Sell	2,855,378	3,768,341	4/24/19	43,624	—
British Pound	HSBK	Buy	3,000,000	3,990,570	4/24/19	—	(77,199)
British Pound	SSBT	Sell	1,996,353	2,648,434	4/24/19	44,277	—
British Pound	UBSW	Buy	124,755	163,689	4/24/19	—	(951)
British Pound	UBSW	Buy	135,653	176,813	4/24/19	140	—
Swedish Krona	BONY	Buy	14,060,283	1,512,097	4/30/19	3,674	—
Swedish Krona	BONY	Buy	44,178,227	4,787,396	4/30/19	—	(24,755)
Swedish Krona	BONY	Sell	2,682,882	291,773	4/30/19	2,545	—
Swedish Krona	SSBT	Sell	55,555,629	6,172,385	4/30/19	183,201	—
Euro	BOFA	Sell	3,466,219	4,016,845	5/07/19	114,955	—
Euro	HSBK	Sell	6,031,888	7,003,436	5/07/19	213,397	—
Euro	UBSW	Sell	3,466,218	4,016,376	5/07/19	114,487	—
Swiss Franc	HSBK	Buy	119,007	120,196	5/14/19	—	(139)
Swiss Franc	HSBK	Sell	10,585,771	10,565,917	5/14/19	—	(113,275)
Swiss Franc	UBSW	Buy	358,120	361,529	5/14/19	—	(249)
  |  14

Franklin Mutual Series Funds
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual Financial Services Fund  (continued)
Forward Exchange Contracts  (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Swiss Franc	UBSW	Sell	198,400	$199,492	5/14/19	$ —	$ (659)
Euro	BONY	Sell	600,000	695,420	5/21/19	19,166	—
Euro	HSBK	Sell	303,925	352,611	5/21/19	10,060	—
Euro	SSBT	Sell	11,539,429	13,437,088	5/21/19	431,113	—
Euro	UBSW	Sell	913,998	1,060,239	5/21/19	30,081	—
British Pound	BOFA	Sell	6,733,182	8,653,274	5/28/19	—	(145,345)
British Pound	BONY	Buy	350,071	463,166	5/28/19	—	(5,709)
British Pound	HSBK	Sell	199,043	256,743	5/28/19	—	(3,357)
British Pound	UBSW	Sell	381,801	494,619	5/28/19	—	(4,302)
Euro	BOFA	Sell	283,727	324,931	7/15/19	3,671	—
Euro	BOFA	Sell	1,180,408	1,335,914	7/15/19	—	(638)
Euro	BONY	Sell	561,990	649,693	7/15/19	13,362	—
Euro	HSBK	Sell	25,741,132	29,507,369	7/15/19	361,186	—
Euro	SSBT	Sell	476,744	549,896	7/15/19	10,088	—
Euro	UBSW	Sell	1,781,726	2,054,305	7/15/19	36,891	—
British Pound	HSBK	Sell	71,220	94,259	7/16/19	974	—
British Pound	HSBK	Sell	6,881,506	8,929,587	7/16/19	—	(83,948)
British Pound	BOFA	Sell	389,221	504,194	8/14/19	—	(6,315)
British Pound	BONY	Sell	26,574,856	34,551,749	8/14/19	—	(304,303)
British Pound	HSBK	Sell	366,014	475,197	8/14/19	—	(4,874)
British Pound	UBSW	Sell	403,293	522,764	8/14/19	—	(6,202)
Total Forward Exchange Contracts						$2,367,700	$(860,040)
Net unrealized appreciation (depreciation)						$1,507,660

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 53.
  |  15

Franklin Mutual Series Funds
Statement of Investments, March 31, 2019 (unaudited)
Franklin Mutual Global Discovery Fund
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests 91.2%
	Aerospace & Defense 0.8%
	BAE Systems PLC	United Kingdom	21,584,405	$ 135,646,457
	Auto Components 0.3%
[a,b,c]	International Automotive Components Group Brazil LLC	Brazil	3,819,425	145,077
[a,b,c,d]	International Automotive Components Group North America LLC	United States	35,491,081	4,230,537
	Toyo Tire Corp.	Japan	4,446,741	50,360,149
				54,735,763
	Automobiles 1.2%
	General Motors Co.	United States	5,350,852	198,516,609
	Banks 11.9%
	Barclays PLC	United Kingdom	36,257,633	73,062,526
	BNP Paribas SA	France	3,102,600	148,323,797
	CIT Group Inc.	United States	3,769,060	180,801,808
	Citigroup Inc.	United States	4,720,240	293,693,333
	Citizens Financial Group Inc.	United States	9,225,010	299,812,825
	First Horizon National Corp.	United States	7,743,203	108,249,978
	HSBC Holdings PLC	United Kingdom	16,067,494	130,468,704
	JPMorgan Chase & Co.	United States	1,959,756	198,386,100
	Societe Generale SA	France	3,740,599	108,171,621
	Standard Chartered PLC	United Kingdom	12,656,750	97,496,978
	Wells Fargo & Co.	United States	5,713,404	276,071,681
				1,914,539,351
	Biotechnology 1.3%
[a]	Celgene Corp.	United States	2,290,100	216,048,034
	Building Products 1.4%
	Johnson Controls International PLC	United States	6,119,300	226,046,942
	Capital Markets 1.4%
	Credit Suisse Group AG	Switzerland	6,243,791	72,775,769
	Deutsche Bank AG	Germany	6,644,039	54,118,071
	Guotai Junan Securities Co. Ltd.	China	41,520,689	92,562,635
				219,456,475
	Chemicals 1.3%
	BASF SE	Germany	2,946,786	216,651,788
[a,b,e]	Dow Corning Corp., Contingent Distribution	United States	11,430,153	—
				216,651,788
	Communications Equipment 1.2%
	Cisco Systems Inc.	United States	3,570,830	192,789,112
	Construction Materials 1.1%
	LafargeHolcim Ltd., B	Switzerland	3,691,245	182,365,632
	Consumer Finance 1.8%
	Ally Financial Inc.	United States	4,094,210	112,549,833
	Capital One Financial Corp.	United States	2,190,465	178,939,086
				291,488,919
	Containers & Packaging 1.1%
	International Paper Co.	United States	3,679,148	170,234,178
	Diversified Financial Services 1.1%
	Voya Financial Inc.	United States	3,426,353	171,180,596
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  16

Franklin Mutual Series Funds
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual Global Discovery Fund  (continued)
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Diversified Telecommunication Services 1.3%
	Koninklijke KPN NV	Netherlands	66,623,714	$ 211,239,197
	Electric Utilities 2.2%
	Enel SpA	Italy	54,996,528	351,955,941
	Energy Equipment & Services 1.3%
	Baker Hughes a GE Co., A	United States	7,502,843	207,978,808
	Entertainment 2.6%
	The Walt Disney Co.	United States	3,701,900	411,021,957
	Food & Staples Retailing 1.1%
	Walgreens Boots Alliance Inc.	United States	2,833,972	179,305,408
	Health Care Equipment & Supplies 3.4%
	Koninklijke Philips NV	Netherlands	1,217,626	49,610,485
	Medtronic PLC	United States	5,470,184	498,224,359
				547,834,844
	Health Care Providers & Services 1.0%
	CVS Health Corp.	United States	3,061,866	165,126,433
	Hotels, Restaurants & Leisure 2.2%
	Accor SA	France	5,757,306	233,249,280
	Sands China Ltd.	Macau	25,499,100	128,145,975
				361,395,255
	Independent Power & Renewable Electricity Producers 0.6%
	Vistra Energy Corp.	United States	3,709,858	96,567,604
	Industrial Conglomerates 1.1%
	General Electric Co.	United States	16,950,050	169,330,999
	Insurance 9.7%
[a]	Alleghany Corp.	United States	76,761	47,008,436
	American International Group Inc.	United States	5,102,618	219,718,731
	China Pacific Insurance Group Co. Ltd., H	China	44,491,587	174,566,829
	Chubb Ltd.	United States	2,015,798	282,372,984
	The Hartford Financial Services Group Inc.	United States	5,478,587	272,395,346
	MetLife Inc.	United States	2,126,666	90,532,172
	NN Group NV	Netherlands	7,550,480	313,690,802
	RSA Insurance Group PLC	United Kingdom	13,308,282	88,039,135
	T&D Holdings Inc.	Japan	6,611,212	69,444,125
				1,557,768,560
	IT Services 1.5%
	Cognizant Technology Solutions Corp., A	United States	3,420,390	247,807,255
	Machinery 0.8%
	CNH Industrial NV	United Kingdom	5,804,196	59,024,930
	CNH Industrial NV, special voting	United Kingdom	7,338,645	74,629,286
				133,654,216
	Media 3.8%
[a]	Charter Communications Inc., A	United States	840,665	291,635,095
[a]	Cumulus Media Inc., A	United States	215,987	3,889,926
[a]	Cumulus Media Inc., B	United States	322,030	5,799,761
[a]	Cumulus Media Inc., wts., 6/04/38	United States	243,863	4,084,705
[a]	DISH Network Corp., A	United States	4,143,726	131,314,677
  |  17

Franklin Mutual Series Funds
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual Global Discovery Fund  (continued)
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Media (continued)
[a]	Liberty Global PLC, C	United Kingdom	7,299,000	$ 176,703,427
				613,427,591
	Metals & Mining 0.1%
	Warrior Met Coal Inc.	United States	541,558	16,463,363
	Oil, Gas & Consumable Fuels 10.1%
	Anadarko Petroleum Corp.	United States	1,866,600	84,892,968
	BP PLC	United Kingdom	24,503,699	178,285,449
	Canadian Natural Resources Ltd.	Canada	7,822,700	214,847,566
	Crescent Point Energy Corp.	Canada	19,234,400	62,343,702
	JXTG Holdings Inc.	Japan	14,684,167	67,116,641
	Kinder Morgan Inc.	United States	15,908,858	318,336,249
	Plains All American Pipeline LP	United States	5,573,200	136,599,132
	Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	6,246,107	196,078,800
	Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	6,164,658	193,828,380
	The Williams Cos. Inc.	United States	6,364,035	182,775,085
				1,635,103,972
	Pharmaceuticals 9.4%
	Eli Lilly & Co.	United States	1,899,017	246,416,446
	GlaxoSmithKline PLC	United Kingdom	18,674,012	388,462,616
	Merck & Co. Inc.	United States	3,931,328	326,968,550
	Novartis AG, ADR	Switzerland	5,703,042	548,290,458
				1,510,138,070
	Semiconductors & Semiconductor Equipment 0.7%
[a]	Renesas Electronics Corp.	Japan	23,512,917	108,637,039
	Software 4.3%
[a]	Avaya Holdings Corp., wts., 12/15/22	United States	401,411	1,003,528
[a]	Check Point Software Technologies Ltd.	Israel	2,433,172	307,771,926
[a]	Red Hat Inc.	United States	906,600	165,635,820
	Symantec Corp.	United States	9,568,159	219,971,975
				694,383,249
	Specialty Retail 0.7%
	Dufry AG	Switzerland	1,124,346	118,120,415
	Technology Hardware, Storage & Peripherals 4.0%
	Hewlett Packard Enterprise Co.	United States	10,039,360	154,907,325
	Samsung Electronics Co. Ltd.	South Korea	8,138,650	319,326,815
	Western Digital Corp.	United States	3,527,471	169,530,256
				643,764,396
	Tobacco 3.4%
	Altria Group Inc.	United States	2,606,727	149,704,332
	British American Tobacco PLC	United Kingdom	5,783,513	240,651,017
	British American Tobacco PLC, ADR	United Kingdom	2,178,905	90,903,916
	Imperial Brands PLC	United Kingdom	1,937,431	66,242,070
				547,501,335
	Total Common Stocks and Other Equity Interests (Cost $12,369,100,958)			14,718,225,763
  |  18

Franklin Mutual Series Funds
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual Global Discovery Fund  (continued)
		Country	Shares	Value
	Management Investment Companies (Cost $112,851,576) 0.8%
	Diversified Financial Services 0.8%
[a]	Altaba Inc.	United States	1,722,000	$ 127,634,640
	Preferred Stocks (Cost $391,187,080) 1.8%
	Automobiles 1.8%
[f]	Volkswagen AG, 2.822%, pfd.	Germany	1,896,164	298,516,942
			Principal Amount
	Corporate Notes and Senior Floating Rate Interests 1.5%
[g]	Cumulus Media New Holdings Inc., Term Loan, 7.00%, (1-month USD LIBOR + 4.50%), 5/13/22	United States	$ 58,338,148	57,453,975
	Frontier Communications Corp.,
	senior note, 10.50%, 9/15/22	United States	117,895,000	90,484,412
	senior note, 11.00%, 9/15/25	United States	133,179,000	88,420,202
	Total Corporate Notes and Senior Floating Rate Interests (Cost $288,753,884)			236,358,589
	Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization 1.4%
[b,c,h]	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	8,893	—
[h]	iHeartCommunications Inc.,
	senior secured note, first lien, 9.00%, 12/15/19	United States	95,618,000	68,366,870
	[g] Tranche D Term Loan, 8.443%, (3-month USD LIBOR + 6.75%), 1/30/19	United States	117,978,997	84,502,457
	[g] Tranche E Term Loan, 9.193%, (3-month USD LIBOR + 7.50%), 7/30/19	United States	37,921,652	27,170,864
[h]	Pacific Gas & Electric Co.,
	senior bond, 4.45%, 4/15/42	United States	12,732,000	10,981,350
	senior bond, 3.75%, 8/15/42	United States	7,586,000	5,992,940
	senior bond, 4.00%, 12/01/46	United States	8,213,000	6,642,264
	senior bond, 3.95%, 12/01/47	United States	19,969,000	16,124,967
	Total Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization (Cost $282,794,554)			219,781,712
			Shares
	Companies in Liquidation 0.0%†
[a,b,e]	Avaya Holdings Corp., Contingent Distribution	United States	123,916,000	—
[a,b,e]	Avaya Inc., Contingent Distribution	United States	168,607,601	—
[a,b,e]	NewPage Corp., Litigation Trust, Contingent Distribution	United States	145,817,000	—
[a,b,e]	Tribune Media, Litigation Trust, Contingent Distribution	United States	1,300,519	—
[a,e]	Vistra Energy Corp., Litigation Trust, Contingent Distribution	United States	142,325,613	284,651
	Total Companies in Liquidation (Cost $4,545,828)			284,651
	Total Investments before Short Term Investments (Cost $13,449,233,880)			15,600,802,297
  |  19

Franklin Mutual Series Funds
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual Global Discovery Fund  (continued)
		Country	Principal Amount	Value
	Short Term Investments 2.3%
	U.S. Government and Agency Securities 2.3%
[i]	FHLB, 4/01/19	United States	$ 46,300,000	$ 46,300,000
[i]	U.S. Treasury Bill,
	[j] 5/30/19 - 7/11/19	United States	150,000,000	149,259,598
	4/11/19 - 8/22/19	United States	180,000,000	179,364,392
	Total U.S. Government and Agency Securities (Cost $374,843,092)			374,923,990
	Total Investments (Cost $13,824,076,972) 99.0%			15,975,726,287
	Securities Sold Short (1.0)%			(156,134,053)
	Other Assets, less Liabilities 2.0%			315,326,997
	Net Assets 100.0%			$16,134,919,231
			Shares
	Securities Sold Short (1.0)%
	Common Stocks (1.0)%
	Internet & Direct Marketing Retail (0.7)%
	Alibaba Group Holding Ltd., ADR	China	619,920	(113,104,404)
	Pharmaceuticals (0.3)%
	Bristol-Myers Squibb Co.	United States	901,900	(43,029,649)
	Total Securities Sold Short (Proceeds $152,091,264)			$(156,134,053)

†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
[c]See Note 5 regarding restricted securities.
[d]See Note 6 regarding holdings of 5% voting securities.
[e]Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
[f]Variable rate security. The rate shown represents the yield at period end.
[g]The coupon rate shown represents the rate at period end.
[h]Defaulted security or security for which income has been deemed uncollectible.
[i]The security was issued on a discount basis with no stated coupon rate.
[j]A portion or all of the security has been segregated as collateral for securities sold short. At March 31, 2019, the aggregate value of these securities pledged amounted to $74,476,197, representing 0.5% of net assets.
  |  20

Franklin Mutual Series Funds
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual Global Discovery Fund  (continued)
At March 31, 2019, the Fund had the following futures contracts outstanding. See  Note 3.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Currency Contracts
EUR/USD	Short	7,997	$1,128,426,681	6/17/19	$4,547,420
GBP/USD	Short	4,835	394,536,000	6/17/19	655,582
Total Futures Contracts					$5,203,002

*As of period end.

At March 31, 2019, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Buy	10,883,156	$12,218,302	4/10/19	$ 4,413	$ —
Euro	BOFA	Buy	56,212,569	63,525,956	4/10/19	—	(394,437)
Euro	BONY	Sell	198,604,610	231,628,585	4/10/19	8,578,632	—
Euro	HSBK	Buy	29,901,534	33,822,983	4/10/19	—	(241,006)
Euro	SSBT	Sell	198,604,611	231,652,418	4/10/19	8,602,465	—
Euro	UBSW	Buy	25,113,636	28,301,159	4/10/19	—	(96,400)
Euro	BOFA	Sell	164,329,573	193,533,081	4/18/19	8,852,322	—
Euro	BONY	Sell	3,406,985	3,949,188	4/18/19	120,269	—
Euro	HSBK	Sell	165,093,379	194,429,820	4/18/19	8,890,663	—
Euro	UBSW	Sell	4,925,892	5,661,435	4/18/19	125,503	—
Japanese Yen	HSBK	Buy	154,320,028	1,404,237	4/22/19	—	(8,627)
Japanese Yen	HSBK	Buy	242,310,515	2,191,122	4/22/19	239	—
Japanese Yen	UBSW	Buy	814,470,567	7,337,241	4/22/19	28,513	—
Japanese Yen	UBSW	Sell	8,877,844,878	80,533,801	4/22/19	246,040	—
Euro	BOFA	Sell	116,064,140	134,400,005	5/07/19	3,747,681	—
Euro	HSBK	Sell	54,533,938	63,321,063	5/07/19	1,932,719	—
Euro	UBSW	Sell	117,577,354	136,282,120	5/07/19	3,926,384	—
Swiss Franc	HSBK	Buy	826,792	835,051	5/14/19	—	(962)
Swiss Franc	HSBK	Sell	73,988,923	73,850,159	5/14/19	—	(791,729)
Swiss Franc	UBSW	Buy	2,478,786	2,502,383	5/14/19	—	(1,722)
Swiss Franc	UBSW	Sell	1,356,000	1,363,461	5/14/19	—	(4,506)
South Korean Won	BONY	Sell	10,824,592,957	9,763,320	5/17/19	235,289	—
South Korean Won	HSBK	Buy	9,009,485,550	8,029,487	5/17/19	—	(99,151)
South Korean Won	HSBK	Sell	70,862,455,469	63,647,664	5/17/19	1,273,063	—
South Korean Won	UBSW	Buy	16,691,183,701	14,789,224	5/17/19	—	(97,298)
South Korean Won	UBSW	Sell	92,658,752,408	82,879,495	5/17/19	1,319,340	—
Euro	BOFA	Sell	9,997,594	11,510,530	5/21/19	242,341	—
Euro	HSBK	Sell	10,002,406	11,515,380	5/21/19	241,768	—
Euro	SSBT	Sell	135,728,920	158,049,541	5/21/19	5,070,827	—
British Pound	BOFA	Buy	6,703,623	8,944,309	5/28/19	—	(184,316)
British Pound	BOFA	Sell	24,441,959	31,572,394	5/28/19	—	(367,257)
British Pound	HSBK	Buy	5,632,317	7,495,438	5/28/19	—	(135,379)
  |  21

Franklin Mutual Series Funds
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual Global Discovery Fund  (continued)
Forward Exchange Contracts  (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
British Pound	HSBK	Sell	4,806,965	$6,174,764	5/28/19	$ —	$ (106,762)
Euro	HSBK	Sell	4,940,617	5,679,141	7/15/19	84,976	—
Euro	UBSW	Sell	2,519,294	2,896,163	7/15/19	43,615	—
British Pound	BOFA	Sell	3,522,218	4,598,844	7/16/19	—	(14,628)
British Pound	HSBK	Sell	2,148,187	2,843,113	7/16/19	29,374	—
British Pound	HSBK	Sell	181,898,502	236,076,551	7/16/19	—	(2,177,757)
British Pound	UBSW	Sell	1,267,017	1,668,957	7/16/19	9,392	—
British Pound	BOFA	Sell	2,934,023	3,800,713	8/14/19	—	(47,604)
British Pound	BOFA	Sell	3,759,466	5,029,440	8/14/19	98,458	—
British Pound	BONY	Sell	20,230,555	26,290,841	8/14/19	—	(243,915)
British Pound	HSBK	Sell	3,952,216	5,137,668	8/14/19	—	(46,129)
British Pound	UBSW	Sell	223,916	299,685	8/14/19	5,993	—
British Pound	UBSW	Sell	5,070,099	6,582,244	8/14/19	—	(67,788)
South Korean Won	HSBK	Sell	53,943,403,677	48,189,212	8/16/19	567,580	—
South Korean Won	UBSW	Sell	153,884,334,740	138,628,291	8/16/19	2,778,073	—
Total Forward Exchange Contracts						$57,055,932	$(5,127,373)
Net unrealized appreciation (depreciation)						$51,928,559

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 53.
  |  22

Franklin Mutual Series Funds
Statement of Investments, March 31, 2019 (unaudited)
Franklin Mutual International Fund
		Country	Shares	Value
	Common Stocks 93.5%
	Aerospace & Defense 1.0%
	BAE Systems PLC	United Kingdom	229,000	$ 1,439,143
	Auto Components 2.8%
	Cie Generale des Etablissements Michelin SCA	France	14,989	1,772,502
	Toyo Tire Corp.	Japan	200,351	2,269,012
				4,041,514
	Automobiles 2.4%
	Peugeot SA	France	138,705	3,383,180
	Banks 13.3%
	AIB Group PLC	Ireland	516,975	2,321,241
[a]	Credito Valtellinese SpA	Italy	28,038,943	2,249,268
	HSBC Holdings PLC	United Kingdom	278,399	2,260,611
	ING Groep NV	Netherlands	288,857	3,494,912
	Shinsei Bank Ltd.	Japan	233,500	3,318,707
	Standard Chartered PLC	United Kingdom	366,605	2,824,017
	Yes Bank Ltd.	India	651,490	2,590,517
				19,059,273
	Capital Markets 3.6%
	Credit Suisse Group AG	Switzerland	181,579	2,116,431
	Deutsche Bank AG	Germany	254,188	2,070,452
	Guotai Junan Securities Co. Ltd.	China	398,064	887,409
				5,074,292
	Chemicals 1.8%
	BASF SE	Germany	34,111	2,507,888
	Construction Materials 2.0%
	LafargeHolcim Ltd., B	Switzerland	57,170	2,824,479
	Consumer Finance 1.0%
	Sun Hung Kai & Co. Ltd.	Hong Kong	2,877,748	1,440,716
	Diversified Financial Services 2.3%
	Metro Pacific Investments Corp.	Philippines	36,164,200	3,329,468
	Diversified Telecommunication Services 1.7%
	Koninklijke KPN NV	Netherlands	743,128	2,356,185
	Hotels, Restaurants & Leisure 3.6%
	Accor SA	France	51,000	2,066,195
	Sands China Ltd.	Macau	624,400	3,137,928
				5,204,123
	Household Durables 2.4%
[a]	Cairn Homes PLC	Ireland	1,279,172	2,052,289
[a,b]	Neinor Homes SA, 144A	Spain	115,583	1,387,558
				3,439,847
	Independent Power & Renewable Electricity Producers 1.0%
	China Longyuan Power Group Corp.	China	2,048,700	1,424,965
	Insurance 16.5%
	ASR Nederland NV	Netherlands	54,769	2,279,724
	China Pacific Insurance Group Co. Ltd., H	China	879,045	3,449,014
	Direct Line Insurance Group PLC	United Kingdom	739,157	3,399,167
	Lancashire Holdings Ltd.	United Kingdom	270,625	2,303,958
	NN Group NV	Netherlands	103,498	4,299,908
	RSA Insurance Group PLC	United Kingdom	496,439	3,284,125
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  23

Franklin Mutual Series Funds
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual International Fund  (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Insurance (continued)
	Sabre Insurance Group PLC	United Kingdom	541,441	$ 2,017,336
	T&D Holdings Inc.	Japan	248,433	2,609,538
				23,642,770
	Interactive Media & Services 3.1%
[a]	Baidu Inc., ADR	China	16,131	2,659,195
	Yahoo Japan Corp.	Japan	734,600	1,796,477
				4,455,672
	Oil, Gas & Consumable Fuels 10.4%
	BP PLC	United Kingdom	495,900	3,608,098
	Canadian Natural Resources Ltd.	Canada	84,900	2,331,747
	Crescent Point Energy Corp.	Canada	585,600	1,898,082
	JXTG Holdings Inc.	Japan	565,800	2,586,091
	Royal Dutch Shell PLC, B	United Kingdom	90,231	2,854,076
	Saras SpA	Italy	877,091	1,624,671
				14,902,765
	Pharmaceuticals 7.0%
	GlaxoSmithKline PLC	United Kingdom	213,777	4,447,056
	Novartis AG	Switzerland	57,144	5,497,165
				9,944,221
	Semiconductors & Semiconductor Equipment 4.6%
	BE Semiconductor Industries NV	Netherlands	151,191	4,023,594
[a]	Renesas Electronics Corp.	Japan	552,862	2,554,395
				6,577,989
	Specialty Retail 3.0%
	Dufry AG	Switzerland	25,336	2,661,724
	Hornbach Holding AG & Co. KGaA	Germany	31,290	1,569,230
				4,230,954
	Technology Hardware, Storage & Peripherals 2.4%
	Samsung Electronics Co. Ltd.	South Korea	88,900	3,488,067
	Thrifts & Mortgage Finance 2.2%
	Indiabulls Housing Finance Ltd.	India	252,641	3,134,048
	Tobacco 2.3%
	British American Tobacco PLC	United Kingdom	78,471	3,265,165
	Trading Companies & Distributors 1.4%
	Rexel SA	France	180,233	2,033,246
	Wireless Telecommunication Services 1.7%
	Vodafone Group PLC	United Kingdom	1,324,860	2,412,894
	Total Common Stocks (Cost $148,096,266)			133,612,864
	Preferred Stocks (Cost $1,772,942) 1.5%
	Automobiles 1.5%
[c]	Volkswagen AG, 2.822%, pfd.	Germany	13,606	2,142,020
	Total Investments before Short Term Investments (Cost $149,869,208)			135,754,884
  |  24

Franklin Mutual Series Funds
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual International Fund  (continued)
		Country	Principal Amount	Value
	Short Term Investments 3.6%
	U.S. Government and Agency Securities 3.6%
[d]	FHLB, 4/01/19	United States	$ 2,700,000	$ 2,700,000
[d]	U.S. Treasury Bill,
	[e] 5/09/19	United States	2,000,000	1,995,015
	8/15/19	United States	500,000	495,504
	Total U.S. Government and Agency Securities (Cost $5,189,888)			5,190,519
	Total Investments (Cost $155,059,096) 98.6%			140,945,403
	Other Assets, less Liabilities 1.4%			2,041,626
	Net Assets 100.0%			$142,987,029

[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2019, the value of this security was $1,387,558, representing 1.0% of net assets.
[c]Variable rate security. The rate shown represents the yield at period end.
[d]The security was issued on a discount basis with no stated coupon rate.
[e]A portion or all of the security has been segregated as collateral for open forward exchange contracts. At March 31, 2019, the value of this security pledged amounted to $253,367, representing 0.2% of net assets.
At March 31, 2019, the Fund had the following futures contracts outstanding. See  Note 3.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Currency Contracts
EUR/USD	Short	135	$19,049,344	6/17/19	$78,868
GBP/USD	Short	68	5,548,800	6/17/19	9,182
Total Futures Contracts					$88,050

*As of period end.

  |  25

Franklin Mutual Series Funds
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual International Fund  (continued)
At March 31, 2019, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Philippine Peso	BONY	Buy	4,000,000	$77,042	4/04/19	$ —	$ (1,160)
Philippine Peso	BONY	Buy	171,505,102	3,251,281	4/04/19	2,220	—
Philippine Peso	BONY	Sell	3,038,032	57,484	4/04/19	—	(148)
Philippine Peso	BONY	Sell	172,467,070	3,281,961	4/04/19	10,211	—
South Korean Won	HSBK	Buy	115,570,000	101,937	4/12/19	—	(321)
South Korean Won	HSBK	Sell	951,634,457	844,546	4/12/19	7,814	—
South Korean Won	UBSW	Sell	3,057,755,543	2,714,868	4/12/19	26,312	—
Euro	HSBK	Buy	117,435	133,128	4/18/19	—	(1,150)
Euro	UBSW	Sell	117,435	134,970	4/18/19	2,992	—
Japanese Yen	HSBK	Buy	4,877,224	44,103	4/22/19	5	—
Japanese Yen	HSBK	Buy	19,460,616	177,082	4/22/19	—	(1,088)
Japanese Yen	UBSW	Buy	26,679,133	239,969	4/22/19	1,306	—
Japanese Yen	UBSW	Sell	1,211,577,616	10,992,028	4/22/19	34,993	—
British Pound	BOFA	Buy	146,291	190,502	4/24/19	329	—
British Pound	BOFA	Buy	448,547	591,396	4/24/19	—	(6,286)
British Pound	BONY	Sell	230,531	301,302	4/24/19	584	—
British Pound	UBSW	Buy	40,607	52,928	4/24/19	42	—
British Pound	UBSW	Sell	3,722,872	4,877,577	4/24/19	21,250	—
Swedish Krona	BONY	Buy	4,581,888	492,754	4/30/19	1,197	—
Swedish Krona	BONY	Buy	14,396,662	1,560,101	4/30/19	—	(8,068)
Swedish Krona	BONY	Sell	874,286	95,082	4/30/19	829	—
Swedish Krona	SSBT	Sell	18,104,265	2,011,434	4/30/19	59,701	—
Euro	BOFA	Buy	202,222	229,666	5/07/19	—	(2,027)
Euro	HSBK	Buy	110,506	125,006	5/07/19	—	(611)
Euro	HSBK	Sell	1,413,301	1,637,285	5/07/19	46,345	—
Euro	SSBT	Sell	16,109	18,807	5/07/19	673	—
Euro	UBSW	Buy	429,956	487,179	5/07/19	—	(3,181)
Swiss Franc	HSBK	Buy	24,185	24,427	5/14/19	—	(28)
Swiss Franc	HSBK	Sell	2,151,711	2,147,676	5/14/19	—	(23,025)
Swiss Franc	UBSW	Buy	72,771	73,464	5/14/19	—	(51)
Swiss Franc	UBSW	Sell	40,300	40,522	5/14/19	—	(134)
Euro	HSBK	Sell	303,956	352,647	5/21/19	10,061	—
Euro	SSBT	Sell	1,260,725	1,468,052	5/21/19	47,101	—
Euro	UBSW	Sell	314,030	364,888	5/21/19	10,948	—
British Pound	BOFA	Sell	7,510,280	9,724,729	5/28/19	—	(89,367)
British Pound	HSBK	Sell	165,576	213,326	5/28/19	—	(3,041)
British Pound	SSBT	Sell	185,000	238,211	5/28/19	—	(3,539)
Philippine Peso	BONY	Sell	170,695,002	3,218,232	6/04/19	—	(1,335)
Euro	BOFA	Sell	200,000	226,348	7/15/19	—	(108)
Euro	BOFA	Sell	328,659	377,212	7/15/19	5,078	—
Euro	BONY	Sell	540,375	622,439	7/15/19	10,584	—
Euro	HSBK	Sell	13,468,323	15,740,145	7/15/19	490,225	—
Euro	SSBT	Sell	991,528	1,139,990	7/15/19	17,302	—
Euro	UBSW	Sell	904,929	1,043,981	7/15/19	19,348	—
British Pound	HSBK	Sell	2,145,571	2,784,138	7/16/19	—	(26,174)
British Pound	BOFA	Sell	127,424	165,064	8/14/19	—	(2,067)
British Pound	BOFA	Sell	1,063,816	1,398,821	8/14/19	3,502	—
British Pound	BONY	Sell	5,563,272	7,232,969	8/14/19	—	(63,917)
  |  26

Franklin Mutual Series Funds
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual International Fund  (continued)
Forward Exchange Contracts  (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
British Pound	HSBK	Sell	128,745	$167,150	8/14/19	$ —	$ (1,714)
British Pound	UBSW	Sell	132,031	171,144	8/14/19	—	(2,030)
Total Forward Exchange Contracts						$830,952	$(240,570)
Net unrealized appreciation (depreciation)						$590,382

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 53.
  |  27

Franklin Mutual Series Funds
Statement of Investments, March 31, 2019 (unaudited)
Franklin Mutual Quest Fund
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests 56.4%
	Aerospace & Defense 0.5%
	BAE Systems PLC	United Kingdom	3,623,080	$ 22,769,123
	Auto Components 0.1%
[a,b,c]	International Automotive Components Group Brazil LLC	Brazil	2,548,299	96,795
[a,b,c]	International Automotive Components Group North America LLC	United States	19,924,658	2,375,019
				2,471,814
	Banks 0.9%
	AIB Group PLC	Ireland	5,070,910	22,768,609
	BNP Paribas SA	France	339,053	16,208,866
	Independent Bank Group Inc.	United States	32,307	1,657,026
				40,634,501
	Biotechnology 1.5%
[a,d]	Celgene Corp.	United States	750,600	70,811,604
	Chemicals 0.4%
[e]	Advanced Emissions Solutions Inc.	United States	1,724,209	19,931,856
[a,b,f]	Dow Corning Corp., Contingent Distribution	United States	12,089,194	—
				19,931,856
	Communications Equipment 3.9%
[a,b,c,e]	Sorenson Communications LLC, Membership Interests	United States	224,279	181,521,504
	Diversified Consumer Services 0.0%
[a,b]	Affinion Group Holdings Inc., wts., 11/10/22	United States	549,716	—
	Diversified Financial Services 1.6%
	Voya Financial Inc.	United States	1,492,186	74,549,612
	Diversified Telecommunication Services 2.2%
	AT&T Inc.	United States	3,082,875	96,678,960
	Koninklijke KPN NV	Netherlands	2,423,590	7,684,309
				104,363,269
	Equity Real Estate Investment Trusts (REITs) 0.1%
	Vornado Realty Trust	United States	77,193	5,205,896
	Food & Staples Retailing 0.2%
[a]	Rite Aid Corp.	United States	11,608,392	7,371,329
	Food Products 0.9%
	Bunge Ltd.	United States	785,100	41,665,257
	Health Care Equipment & Supplies 0.8%
	Medtronic PLC	United States	398,143	36,262,864
	Independent Power & Renewable Electricity Producers 1.6%
	Vistra Energy Corp.	United States	2,845,872	74,078,048
	Insurance 9.1%
	ASR Nederland NV	Netherlands	857,335	35,686,008
[a]	Brighthouse Financial Inc.	United States	2,024,648	73,474,476
	Chubb Ltd.	United States	232,000	32,498,560
	Everest Re Group Ltd.	United States	512,266	110,628,965
	The Hartford Financial Services Group Inc.	United States	1,804,790	89,734,159
	Lancashire Holdings Ltd.	United Kingdom	2,323,840	19,783,945
	NN Group NV	Netherlands	1,081,389	44,927,181
	RSA Insurance Group PLC	United Kingdom	2,846,951	18,833,618
				425,566,912
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  28

Franklin Mutual Series Funds
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual Quest Fund  (continued)
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Interactive Media & Services 3.3%
[a]	Baidu Inc., ADR	China	936,393	$ 154,364,386
	Machinery 1.3%
[a]	Navistar International Corp.	United States	1,886,629	60,938,117
	Media 5.5%
[a]	Charter Communications Inc., A	United States	184,489	64,001,079
[a]	Cumulus Media Inc., A	United States	51,173	921,626
[a]	Cumulus Media Inc., B	United States	76,298	1,374,127
[a]	Cumulus Media Inc., wts., 6/04/38	United States	57,778	967,782
[a]	Discovery Inc., C	United States	2,636,484	67,019,423
[a,e]	Lee Enterprises Inc./IA	United States	3,482,140	11,491,062
[a,c,e]	Lee Enterprises Inc., wts., 12/31/22	United States	1,110,000	1,077,366
[a]	Liberty Global PLC, C	United Kingdom	3,384,047	81,927,778
	New Media Investment Group Inc.	United States	2,768,935	29,073,817
				257,854,060
	Metals & Mining 0.1%
	Warrior Met Coal Inc.	United States	128,630	3,910,352
	Oil, Gas & Consumable Fuels 3.7%
	Canadian Natural Resources Ltd.	Canada	388,900	10,680,995
	Crescent Point Energy Corp.	Canada	8,739,553	28,327,168
	JXTG Holdings Inc.	Japan	22,389,037	102,333,143
	Kinder Morgan Inc.	United States	1,617,170	32,359,572
				173,700,878
	Pharmaceuticals 2.8%
	Novartis AG, ADR	Switzerland	529,806	50,935,549
	Perrigo Co. PLC	United States	1,384,942	66,698,807
[a]	Teva Pharmaceutical Industries Ltd., ADR	Israel	992,424	15,561,208
				133,195,564
	Semiconductors & Semiconductor Equipment 2.1%
[a,d]	Micron Technology Inc.	United States	2,211,472	91,400,138
[a]	Renesas Electronics Corp.	Japan	1,837,914	8,491,738
				99,891,876
	Software 2.3%
[a]	Avaya Holdings Corp., wts., 12/15/22	United States	338,090	845,225
[a]	Check Point Software Technologies Ltd.	Israel	95,538	12,084,602
[a]	Red Hat Inc.	United States	516,900	94,437,630
				107,367,457
	Specialty Retail 1.3%
	Dufry AG	Switzerland	266,873	28,036,876
[a,b,e]	TRU Kids Parent LLC	United States	7,104	34,099,720
				62,136,596
	Technology Hardware, Storage & Peripherals 0.1%
[a,b,e]	Wayne Services Legacy Inc.	United States	7,104	2,484,752
	Tobacco 7.6%
	Altria Group Inc.	United States	858,000	49,274,940
	British American Tobacco PLC	United Kingdom	4,861,205	202,273,934
	Imperial Brands PLC	United Kingdom	3,048,037	104,214,437
				355,763,311
  |  29

Franklin Mutual Series Funds
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual Quest Fund  (continued)
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Wireless Telecommunication Services 2.5%
	Vodafone Group PLC	United Kingdom	64,643,156	$ 117,730,990
	Total Common Stocks and Other Equity Interests (Cost $2,635,968,272)			2,636,541,928

	Management Investment Companies (Cost $1,786,725) 0.0%†
	Diversified Financial Services 0.0%†
[a]	Altaba Inc.	United States	30,100	2,231,012
	Convertible Preferred Stocks (Cost $21,222,910) 0.5%
	Multi-Utilities 0.5%
	Sempra Energy, 6.00%, cvt. pfd., A	United States	210,650	22,265,705
	Preferred Stocks 1.7%
	Auto Components 0.7%
[g]	Schaeffler AG, 7.588%, pfd.	Germany	3,994,296	32,481,191
	Automobiles 0.2%
[g]	Volkswagen AG, 2.822%, pfd.	Germany	77,943	12,270,724
	Technology Hardware, Storage & Peripherals 0.8%
[g]	Samsung Electronics Co. Ltd., 3.912%, pfd.	South Korea	1,162,517	37,031,293
	Total Preferred Stocks (Cost $74,439,364)			81,783,208
			Principal Amount*
	Corporate Bonds, Notes and Senior Floating Rate Interests 20.4%
[h]	Affinion Group Inc., Term Loans, 10.232%, (1-month USD LIBOR + 7.75%), 5/10/22	United States	$ 21,556,739	18,969,930
[i]	Banff Merger Sub Inc., senior note, 144A, 9.75%, 9/01/26	United States	50,000,000	48,625,000
[i]	CCO Holdings LLC/CCO Holdings Capital Corp.,
	senior bond, 144A, 5.75%, 2/15/26	United States	2,000,000	2,100,000
	senior bond, 144A, 5.50%, 5/01/26	United States	27,978,000	28,957,230
[h]	Cumulus Media New Holdings Inc., Term Loan, 7.00%, (1-month USD LIBOR + 4.50%), 5/13/22	United States	13,821,938	13,612,453
	Envision Healthcare Corp.,
	[i] senior note, 144A, 8.75%, 10/15/26	United States	140,000,000	125,125,000
	[h] Term Loan B, 6.249%, (1-month USD LIBOR + 3.75%), 10/11/25	United States	20,947,500	19,633,924
	Frontier Communications Corp.,
	senior note, 10.50%, 9/15/22	United States	77,063,000	59,145,852
	senior note, 11.00%, 9/15/25	United States	41,812,000	27,759,823
	[i] senior secured note, first lien, 144A, 8.00%, 4/01/27	United States	20,000,000	20,700,000
[h]	JC Penney Corp. Inc., Term B Loan, 6.879%, (3-month USD LIBOR + 4.25%), 6/23/23	United States	22,622,344	20,152,663
[e]	Lee Enterprises Inc.,
	Second Lien Term Loan, 12.00%, 12/15/22	United States	46,061,131	46,521,742
	[i] senior secured note, first lien, 144A, 9.50%, 3/15/22	United States	97,050,000	99,597,562
[h]	McDermott Technology Americas Inc., Term Loan, 7.499%, (1-month USD LIBOR + 5.00%), 5/09/25	United States	9,949,749	9,559,669
[i]	Navistar International Corp., senior note, 144A, 6.625%, 11/01/25	United States	39,270,000	40,104,488
	Perrigo Finance Unlimited Co., senior note, 4.375%, 3/15/26	United States	23,000,000	22,454,086
[i]	Rite Aid Corp., senior note, 144A, 6.125%, 4/01/23	United States	37,132,000	30,912,390
  |  30

Franklin Mutual Series Funds
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual Quest Fund  (continued)
		Country	Principal Amount*	Value
	Corporate Bonds, Notes and Senior Floating Rate Interests (continued)
[e]	Sorenson Communications LLC,
	[h] Initial Term Loan, 8.25%, (1-month USD LIBOR + 5.75%), 4/30/20	United States	$138,806,532	$ 138,112,500
	[h,j,k] Initial Term Loans, TBD, 3/14/24	United States	13,500,000	13,381,875
	[c,l] secured note, second lien, 144A, PIK, 9.00%, 10/31/20	United States	96,671,937	96,732,357
[c,e,l]	Sorenson Holdings LLC/Finance Corp., senior note, 144A, PIK, 13.85%, 10/31/21	United States	20,117,561	20,620,500
[h]	Veritas U.S. Inc.,
	Term Loan B1, 6.999%, (1-month USD LIBOR + 4.50%), 1/27/23	United States	18,041,922	16,745,159
	Term Loan B1, 7.101%, (3-month USD LIBOR + 4.50%), 1/27/23	United States	5,059,928	4,696,246
[i]	Veritas U.S. Inc./Veritas Bermuda Ltd.,
	senior note, 144A, 7.50%, 2/01/23	United States	3,682,000	3,534,720
	senior note, 144A, 10.50%, 2/01/24	United States	30,222,000	27,048,690
	Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $986,422,081)			954,803,859
	Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization 2.5%
[b,c,m]	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	9,272	—
[m]	iHeartCommunications Inc.,
	senior secured note, first lien, 9.00%, 12/15/19	United States	72,867,000	52,099,905
	[h] Tranche D Term Loan, 8.443%, (3-month USD LIBOR + 6.75%), 1/30/19	United States	46,662,631	33,422,110
	[h] Tranche E Term Loan, 9.193%, (3-month USD LIBOR + 7.50%), 7/30/19	United States	14,995,598	10,744,346
[m]	Pacific Gas & Electric Co.,
	senior bond, 4.45%, 4/15/42	United States	3,667,000	3,162,787
	senior bond, 3.75%, 8/15/42	United States	2,143,000	1,692,970
	senior bond, 4.30%, 3/15/45	United States	5,000,000	4,187,500
	senior bond, 4.00%, 12/01/46	United States	2,428,000	1,963,645
	senior bond, 3.95%, 12/01/47	United States	5,752,000	4,644,740
[b,c,m]	Sunshine Oilsands Ltd., secured note, 144A, 10.00%, 8/01/17	Canada	17,873,000	2,841,086
	Total Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization (Cost $155,328,949)			114,759,089
			Shares
	Companies in Liquidation 0.0%†
[a,b,f]	Avaya Holdings Corp., Contingent Distribution	United States	82,902,380	—
[a,b,f]	Avaya Inc., Contingent Distribution	United States	60,987,607	—
[a,b,f]	NewPage Corp., Litigation Trust, Contingent Distribution	United States	723,000	—
[a,f]	Nortel Networks Ltd., Contingent Distribution	Canada	20,912,000	54,894
[a,b,f]	Tribune Media, Litigation Trust, Contingent Distribution	United States	1,514,115	—
[a,f]	Vistra Energy Corp., Litigation Trust, Contingent Distribution	United States	104,175,133	208,350
	Total Companies in Liquidation (Cost $9,764,493)			263,244
		Number of Contracts	Notional Amount#
	Options Purchased (Cost $85,529) 0.0%†
	Puts - Exchange-Traded
	Celgene Corp., April Strike Price $70, Expires 4/18/19	750	75,000	6,750
	Total Investments before Short Term Investments (Cost $3,885,018,323)			3,812,654,795
  |  31

Franklin Mutual Series Funds
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual Quest Fund  (continued)
		Country	Principal Amount*	Value
	Short Term Investments 18.2%
	U.S. Government and Agency Securities 18.2%
[n]	FHLB, 4/01/19	United States	$195,700,000	$ 195,700,000
[n]	U.S. Treasury Bill,
	4/09/19	United States	50,000,000	49,973,528
	4/16/19	United States	50,000,000	49,950,286
	4/18/19	United States	50,000,000	49,943,609
	5/09/19	United States	50,000,000	49,875,378
	[o] 5/16/19	United States	50,000,000	49,852,031
	[o] 6/06/19 - 7/11/19	United States	20,000,000	19,890,393
	7/18/19	United States	50,000,000	49,646,937
	8/15/19	United States	50,000,000	49,550,397
	8/22/19	United States	50,000,000	49,527,769
	8/29/19	United States	50,000,000	49,509,844
	9/05/19	United States	50,000,000	49,484,626
	4/11/19 - 9/26/19	United States	139,200,000	138,518,628
	Total U.S. Government and Agency Securities (Cost $851,254,879)			851,423,426
	Total Investments (Cost $4,736,273,202) 99.7%			4,664,078,221
	Options Written (0.1)%			(3,059,500)
	Securities Sold Short (0.9)%			(44,574,240)
	Other Assets, less Liabilities 1.3%			61,050,959
	Net Assets 100.0%			$4,677,495,440
		Number of Contracts	Notional Amount#
	Options Written (0.1)%
	Calls - Exchange-Traded
	Celgene Corp., June Strike Price $90, Expires 6/21/19	2,500	250,000	(1,675,000)
	Micron Technology Inc., April Strike Price $40, Expires 4/18/19	6,000	600,000	(1,344,000)
				(3,019,000)
	Puts - Exchange-Traded
	Celgene Corp., April Strike Price $80, Expires 4/18/19	1,500	150,000	(40,500)
	Total Options Written (Premiums Received $3,592,695)			$(3,059,500)
		Country	Shares
	Securities Sold Short (0.9)%
	Common Stocks (0.9)%
	Equity Real Estate Investment Trusts (REITs) (0.2)%
	Seritage Growth Properties, A	United States	226,850	(10,081,214)
	Internet & Direct Marketing Retail (0.1)%
	Alibaba Group Holding Ltd., ADR	China	32,000	(5,838,400)
	Pharmaceuticals (0.6)%
	Bristol-Myers Squibb Co.	United States	600,600	(28,654,626)
	Total Securities Sold Short (Proceeds $44,348,030)			$(44,574,240)
  |  32

Franklin Mutual Series Funds
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual Quest Fund  (continued)
†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
#Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
[c]See Note 5 regarding restricted securities.
[d]A portion or all of the security is held in connection with written option contracts open at period end.
[e]See Note 6 regarding holdings of 5% voting securities.
[f]Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
[g]Variable rate security. The rate shown represents the yield at period end.
[h]The coupon rate shown represents the rate at period end.
[i]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2019, the aggregate value of these securities was $426,705,080, representing 9.1% of net assets.
[j]Security purchased on a delayed delivery basis.
[k]A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
[l]Income may be received in additional securities and/or cash.
[m]Defaulted security or security for which income has been deemed uncollectible.
[n]The security was issued on a discount basis with no stated coupon rate.
[o]A portion or all of the security has been segregated as collateral for securities sold short, open forward exchange contracts and open written options contracts. At March 31, 2019, the aggregate value of these securities pledged amounted to $67,092,626, representing 1.4% of net assets.
At March 31, 2019, the Fund had the following futures contracts outstanding. See  Note 3.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Currency Contracts
EUR/USD	Short	631	$89,038,044	6/17/19	$365,198
GBP/USD	Short	815	66,504,000	6/17/19	110,825
Total Futures Contracts					$476,023

*As of period end.

  |  33

Franklin Mutual Series Funds
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual Quest Fund  (continued)
At March 31, 2019, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
British Pound	BOFA	Buy	3,258,542	$4,333,095	4/24/19	$ —	$ (82,467)
British Pound	BOFA	Sell	20,537,861	26,994,143	4/24/19	203,388	—
British Pound	BONY	Buy	5,000,000	6,655,600	4/24/19	—	(133,315)
British Pound	BONY	Sell	554,522	717,941	4/24/19	—	(5,409)
British Pound	BONY	Sell	7,890,014	10,330,537	4/24/19	38,353	—
British Pound	HSBK	Buy	3,242,443	4,307,719	4/24/19	—	(78,093)
British Pound	SSBT	Sell	3,803,774	4,930,642	4/24/19	—	(31,217)
British Pound	SSBT	Sell	4,098,275	5,436,919	4/24/19	90,896	—
British Pound	UBSW	Sell	64,124,828	83,971,526	4/24/19	323,448	—
Euro	BONY	Sell	4,328,745	4,975,884	5/07/19	103,056	—
Euro	SSBT	Buy	4,328,745	4,939,471	5/07/19	—	(66,642)
South Korean Won	BONY	Sell	2,059,403,700	1,857,494	5/17/19	44,764	—
South Korean Won	HSBK	Buy	1,384,557,747	1,233,954	5/17/19	—	(15,237)
South Korean Won	HSBK	Sell	18,825,827,952	16,934,546	5/17/19	363,661	—
South Korean Won	UBSW	Buy	2,216,203,593	1,965,747	5/17/19	—	(14,998)
South Korean Won	UBSW	Sell	12,212,256,206	10,923,462	5/17/19	173,981	—
Euro	BOFA	Buy	13,330,932	15,161,424	5/21/19	—	(136,264)
Euro	BONY	Buy	2,598,381	2,954,767	5/21/19	—	(26,158)
Euro	HSBK	Sell	7,000,000	8,085,560	5/21/19	195,930	—
Euro	SSBT	Buy	1,460,550	1,668,546	5/21/19	—	(22,376)
Euro	UBSW	Buy	384,941	434,374	5/21/19	—	(511)
Euro	UBSW	Sell	10,774,803	12,426,322	5/21/19	282,149	—
British Pound	BOFA	Sell	42,585,330	55,082,185	5/28/19	—	(566,407)
British Pound	UBSW	Sell	3,255,729	4,146,468	5/28/19	—	(107,971)
Euro	BOFA	Buy	2,457,855	2,810,250	7/15/19	—	(27,269)
Euro	BONY	Sell	20,867,567	24,065,250	7/15/19	437,311	—
Euro	HSBK	Buy	51,145	57,955	7/15/19	—	(44)
Euro	HSBK	Sell	36,944,263	42,339,708	7/15/19	508,440	—
British Pound	BOFA	Sell	2,744,017	3,670,965	8/14/19	71,864	—
British Pound	BOFA	Sell	3,013,445	3,898,527	8/14/19	—	(53,961)
British Pound	BONY	Sell	535,000	709,782	8/14/19	8,066	—
British Pound	BONY	Sell	75,429,506	98,069,185	8/14/19	—	(865,493)
British Pound	HSBK	Sell	2,358,537	3,067,877	8/14/19	—	(25,623)
British Pound	UBSW	Sell	1,538,113	1,993,764	8/14/19	—	(23,653)
British Pound	UBSW	Sell	5,165,558	6,865,530	8/14/19	90,292	—
South Korean Won	HSBK	Sell	6,694,382,706	5,980,424	8/16/19	70,574	—
South Korean Won	UBSW	Sell	4,671,363,326	4,208,246	8/16/19	84,332	—
Total Forward Exchange Contracts						$3,090,505	$(2,283,108)
Net unrealized appreciation (depreciation)						$807,397

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 53.
  |  34

Franklin Mutual Series Funds
Statement of Investments, March 31, 2019 (unaudited)
Franklin Mutual Shares Fund
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests 87.4%
	Aerospace & Defense 1.1%
	BAE Systems PLC	United Kingdom	18,114,621	$ 113,840,718
	Huntington Ingalls Industries Inc.	United States	150,202	31,121,854
				144,962,572
	Auto Components 0.4%
	The Goodyear Tire & Rubber Co.	United States	2,382,274	43,238,273
[a,b,c,d]	International Automotive Components Group Brazil LLC	Brazil	7,234,813	274,807
[a,b,c,d]	International Automotive Components Group North America LLC	United States	63,079,866	7,519,120
				51,032,200
	Automobiles 1.3%
	General Motors Co.	United States	4,507,470	167,227,137
	Banks 9.9%
	Barclays PLC	United Kingdom	38,190,870	76,958,180
	Cadence Bancorp	United States	1,864,557	34,587,532
	CIT Group Inc.	United States	2,759,673	132,381,514
	Citigroup Inc.	United States	3,576,406	222,523,981
	Citizens Financial Group Inc.	United States	6,757,671	219,624,307
	Columbia Banking System Inc.	United States	88,096	2,879,858
	Independent Bank Group Inc.	United States	515,864	26,458,665
	JPMorgan Chase & Co.	United States	2,871,890	290,721,425
	Synovus Financial Corp.	United States	1,738,186	59,724,071
	Wells Fargo & Co.	United States	5,171,930	249,907,658
				1,315,767,191
	Biotechnology 1.1%
[a]	Celgene Corp.	United States	1,590,143	150,014,091
	Building Products 1.3%
	Johnson Controls International PLC	United States	4,783,800	176,713,572
	Chemicals 0.0%
[a,c,e]	Dow Corning Corp., Contingent Distribution	United States	12,630,547	—
	Communications Equipment 1.9%
	Cisco Systems Inc.	United States	4,680,860	252,719,631
	Construction & Engineering 0.7%
	Fluor Corp.	United States	2,399,827	88,313,634
	Consumer Finance 1.8%
	Ally Financial Inc.	United States	2,870,838	78,919,337
	Capital One Financial Corp.	United States	2,011,505	164,319,843
				243,239,180
	Containers & Packaging 1.6%
	International Paper Co.	United States	3,741,837	173,134,798
	WestRock Co.	United States	1,125,212	43,151,880
				216,286,678
	Diversified Financial Services 1.3%
	Voya Financial Inc.	United States	3,413,030	170,514,979
	Diversified Telecommunication Services 1.5%
	AT&T Inc.	United States	3,433,254	107,666,845
	Koninklijke KPN NV	Netherlands	30,410,640	96,420,911
				204,087,756
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  35

Franklin Mutual Series Funds
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual Shares Fund  (continued)
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Electrical Equipment 1.5%
[a]	Sensata Technologies Holding PLC	United States	4,363,870	$ 196,461,427
	Energy Equipment & Services 1.4%
	Baker Hughes a GE Co., A	United States	5,908,552	163,785,061
[a]	McDermott International Inc.	United States	2,645,956	19,685,913
				183,470,974
	Entertainment 2.3%
	The Walt Disney Co.	United States	2,716,200	301,579,686
	Equity Real Estate Investment Trusts (REITs) 2.0%
[b]	Alexander’s Inc.	United States	326,675	122,885,335
	Vornado Realty Trust	United States	2,036,522	137,343,043
				260,228,378
	Food & Staples Retailing 2.6%
	The Kroger Co.	United States	7,402,986	182,113,456
	Walgreens Boots Alliance Inc.	United States	2,446,029	154,760,255
				336,873,711
	Health Care Equipment & Supplies 3.6%
	Medtronic PLC	United States	5,180,794	471,866,718
	Health Care Providers & Services 1.2%
	CVS Health Corp.	United States	3,015,915	162,648,296
	Household Durables 2.6%
	Lennar Corp., A	United States	2,378,700	116,770,383
	Newell Brands Inc.	United States	9,867,795	151,371,975
	Toll Brothers Inc.	United States	1,993,600	72,168,320
				340,310,678
	Household Products 0.6%
	Energizer Holdings Inc.	United States	1,787,933	80,331,830
	Independent Power & Renewable Electricity Producers 0.6%
	Vistra Energy Corp.	United States	3,124,828	81,339,273
	Industrial Conglomerates 1.0%
	General Electric Co.	United States	13,594,500	135,809,055
	Insurance 8.3%
[a]	Alleghany Corp.	United States	377,389	231,113,024
	American International Group Inc.	United States	5,664,539	243,915,049
[a]	Brighthouse Financial Inc.	United States	2,373,200	86,123,428
	Chubb Ltd.	United States	1,446,258	202,591,821
	The Hartford Financial Services Group Inc.	United States	3,734,899	185,699,178
	MetLife Inc.	United States	3,551,930	151,205,660
				1,100,648,160
	IT Services 1.6%
	Cognizant Technology Solutions Corp., A	United States	2,991,050	216,701,573
	Machinery 0.8%
	CNH Industrial NV	United Kingdom	4,351,332	44,250,240
	CNH Industrial NV, special voting	United Kingdom	5,296,616	53,863,168
	Wabtec Corp.	United States	73,016	5,382,744
				103,496,152
  |  36

Franklin Mutual Series Funds
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual Shares Fund  (continued)
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Media 5.5%
[a]	Charter Communications Inc., A	United States	865,529	$ 300,260,665
	Comcast Corp., A	United States	5,111,400	204,353,772
[a]	Cumulus Media Inc., A	United States	151,572	2,729,812
[a]	Cumulus Media Inc., B	United States	225,990	4,070,080
[a]	Cumulus Media Inc., wts., 6/04/38	United States	171,135	2,866,511
[a]	Discovery Inc., C	United States	4,772,200	121,309,324
[a]	DISH Network Corp., A	United States	2,879,437	91,249,359
				726,839,523
	Metals & Mining 0.1%
	Warrior Met Coal Inc.	United States	350,102	10,643,101
	Oil, Gas & Consumable Fuels 9.0%
	Anadarko Petroleum Corp.	United States	3,198,080	145,448,678
	BP PLC	United Kingdom	14,266,349	103,799,938
	Kinder Morgan Inc.	United States	11,533,040	230,776,130
	Marathon Oil Corp.	United States	10,959,685	183,136,336
	Plains All American Pipeline LP	United States	3,862,400	94,667,424
	Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	4,955,823	155,573,997
	Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	3,159,359	99,336,157
	The Williams Cos. Inc.	United States	6,351,184	182,406,005
				1,195,144,665
	Pharmaceuticals 6.8%
	Eli Lilly & Co.	United States	1,561,543	202,625,820
	GlaxoSmithKline PLC	United Kingdom	3,164,519	65,829,310
	Merck & Co. Inc.	United States	3,248,614	270,183,416
	Novartis AG, ADR	Switzerland	3,798,680	365,205,095
				903,843,641
	Software 2.7%
[a]	Avaya Holdings Corp., wts., 12/15/22	United States	276,741	691,853
[a]	Red Hat Inc.	United States	747,300	136,531,710
	Symantec Corp.	United States	9,445,251	217,146,320
				354,369,883
	Specialty Retail 0.3%
[a,b,c]	TRU Kids Parent LLC	United States	7,469	35,850,577
	Technology Hardware, Storage & Peripherals 3.5%
	Hewlett Packard Enterprise Co.	United States	7,491,354	115,591,592
	Samsung Electronics Co. Ltd.	South Korea	5,521,050	216,623,066
[a,b,c]	Wayne Services Legacy Inc.	United States	7,469	2,612,332
	Western Digital Corp.	United States	2,716,857	130,572,147
				465,399,137
	Textiles, Apparel & Luxury Goods 0.8%
	PVH Corp.	United States	846,100	103,181,895
	Tobacco 3.4%
	Altria Group Inc.	United States	2,351,460	135,044,348
	British American Tobacco PLC	United Kingdom	4,377,848	182,161,529
	British American Tobacco PLC, ADR	United Kingdom	1,655,688	69,075,303
	Imperial Brands PLC	United Kingdom	1,751,865	59,897,444
				446,178,624
  |  37

Franklin Mutual Series Funds
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual Shares Fund  (continued)
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Wireless Telecommunication Services 1.3%
[a]	T-Mobile U.S. Inc.	United States	2,480,000	$ 171,368,000
	Total Common Stocks and Other Equity Interests (Cost $9,198,482,478)			11,565,463,578

	Management Investment Companies (Cost $132,971,382) 1.2%
	Diversified Financial Services 1.2%
[a]	Altaba Inc.	United States	2,134,452	158,205,582
			Principal Amount
	Corporate Notes and Senior Floating Rate Interests 3.3%
[f]	Banff Merger Sub Inc., senior note, 144A, 9.75%, 9/01/26	United States	$ 68,188,000	66,312,830
[g]	Cumulus Media New Holdings Inc., Term Loan, 7.00%, (1-month USD LIBOR + 4.50%), 5/13/22	United States	40,939,753	40,319,271
	Frontier Communications Corp.,
	senior note, 10.50%, 9/15/22	United States	82,365,000	63,215,137
	senior note, 11.00%, 9/15/25	United States	93,006,000	61,748,543
	[f] senior secured note, first lien, 144A, 8.00%, 4/01/27	United States	22,878,000	23,678,730
[f]	McDermott Technology Americas Inc., senior note, 144A, 10.625%, 5/01/24	United States	36,543,000	30,330,690
[g]	Veritas U.S. Inc.,
	Term Loan B1, 6.999%, (1-month USD LIBOR + 4.50%), 1/27/23	United States	52,350,810	48,588,096
	Term Loan B1, 7.101%, (3-month USD LIBOR + 4.50%), 1/27/23	United States	14,681,989	13,626,721
[f]	Veritas U.S. Inc./Veritas Bermuda Ltd.,
	senior note, 144A, 7.50%, 2/01/23	United States	10,656,000	10,229,760
	senior note, 144A, 10.50%, 2/01/24	United States	87,705,000	78,495,975
	Total Corporate Notes and Senior Floating Rate Interests (Cost $475,830,771)			436,545,753
	Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization 1.4%
[c,d,h]	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	19,594	—
[h]	iHeartCommunications Inc.,
	senior secured note, first lien, 9.00%, 12/15/19	United States	74,295,000	53,120,925
	[g] Tranche D Term Loan, 8.443%, (3-month USD LIBOR + 6.75%), 1/30/19	United States	94,620,526	67,771,952
	[g] Tranche E Term Loan, 9.193%, (3-month USD LIBOR + 7.50%), 7/30/19	United States	30,412,812	21,790,780
[h]	Pacific Gas & Electric Co.,
	senior bond, 4.45%, 4/15/42	United States	10,524,000	9,076,950
	senior bond, 3.75%, 8/15/42	United States	6,225,000	4,917,750
	senior bond, 4.00%, 12/01/46	United States	6,835,000	5,527,806
	senior bond, 3.95%, 12/01/47	United States	16,499,000	13,322,943
	Total Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization (Cost $225,452,235)			175,529,106
  |  38

Franklin Mutual Series Funds
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual Shares Fund  (continued)
		Country	Shares	Value
	Companies in Liquidation 0.0%†
[a,c,e]	Avaya Holdings Corp., Contingent Distribution	United States	67,859,000	$ —
[a,c,e]	Avaya Inc., Contingent Distribution	United States	131,491,379	—
[a,c,e]	Tribune Media, Litigation Trust, Contingent Distribution	United States	1,007,002	—
[a,e]	Vistra Energy Corp., Litigation Trust, Contingent Distribution	United States	194,177,556	388,355
	Total Companies in Liquidation (Cost $6,133,427)			388,355
	Total Investments before Short Term Investments (Cost $10,038,870,293)			12,336,132,374
			Principal Amount
	Short Term Investments 6.2%
	U.S. Government and Agency Securities 6.2%
[i]	FHLB, 4/01/19	United States	$ 64,800,000	64,800,000
[i]	U.S. Treasury Bill,
	[j] 6/13/19 - 7/11/19	United States	200,000,000	198,806,138
	4/11/19 - 9/05/19	United States	565,000,000	562,031,244
	Total U.S. Government and Agency Securities (Cost $825,421,005)			825,637,382
	Total Investments (Cost $10,864,291,298) 99.5%			13,161,769,756
	Securities Sold Short (1.4)%			(185,691,835)
	Other Assets, less Liabilities 1.9%			253,060,888
	Net Assets 100.0%			$13,229,138,809
			Shares
	Securities Sold Short (1.4)%
	Common Stocks (1.4)%
	Internet & Direct Marketing Retail (1.1)%
	Alibaba Group Holding Ltd., ADR	China	823,372	(150,224,221)
	Pharmaceuticals (0.3)%
	Bristol-Myers Squibb Co.	United States	743,400	(35,467,614)
	Total Securities Sold Short (Proceeds $165,616,784)			$(185,691,835)
  |  39

Franklin Mutual Series Funds
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual Shares Fund  (continued)
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]See Note 6 regarding holdings of 5% voting securities.
[c]Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
[d]See Note 5 regarding restricted securities.
[e]Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
[f]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2019, the aggregate value of these securities was $209,047,985, representing 1.6% of net assets.
[g]The coupon rate shown represents the rate at period end.
[h]Defaulted security or security for which income has been deemed uncollectible.
[i]The security was issued on a discount basis with no stated coupon rate.
[j]A portion or all of the security has been segregated as collateral for securities sold short and open forward exchange contracts. At March 31, 2019, the aggregate value of these securities pledged amounted to $89,542,339, representing 0.7% of net assets.
At March 31, 2019, the Fund had the following futures contracts outstanding. See  Note 3.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Currency Contracts
EUR/USD	Short	862	$121,633,588	6/17/19	$486,327
GBP/USD	Short	2,356	192,249,600	6/17/19	319,293
Total Futures Contracts					$805,620

*As of period end.

At March 31, 2019, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Buy	545,656	$612,597	4/10/19	$ 221	$ —
Euro	BONY	Sell	5,437,745	6,341,933	4/10/19	234,881	—
Euro	HSBK	Buy	372,193	418,371	4/10/19	—	(366)
Euro	SSBT	Sell	5,437,746	6,342,587	4/10/19	235,533	—
Euro	BOFA	Sell	10,516,735	12,389,660	4/18/19	570,494	—
Euro	HSBK	Sell	10,516,734	12,391,763	4/18/19	572,597	—
British Pound	BOFA	Buy	4,410,881	5,743,893	4/24/19	9,911	—
British Pound	BOFA	Buy	27,072,577	35,729,332	4/24/19	—	(414,321)
British Pound	UBSW	Sell	44,604,887	58,439,762	4/24/19	254,607	—
Euro	HSBK	Sell	6,989,274	8,126,429	5/07/19	258,668	—
South Korean Won	BONY	Sell	7,343,124,345	6,623,184	5/17/19	159,614	—
South Korean Won	HSBK	Buy	6,111,802,350	5,446,996	5/17/19	—	(67,261)
South Korean Won	HSBK	Sell	91,420,386,973	82,223,164	5/17/19	1,753,044	—
South Korean Won	UBSW	Buy	11,322,868,014	10,032,628	5/17/19	—	(66,005)
South Korean Won	UBSW	Sell	62,898,110,896	56,259,808	5/17/19	895,587	—
  |  40

Franklin Mutual Series Funds
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Mutual Shares Fund  (continued)
Forward Exchange Contracts  (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Euro	HSBK	Sell	7,643,770	$8,812,827	5/21/19	$ 197,610	$ —
Euro	SSBT	Sell	23,290,870	27,121,053	5/21/19	870,146	—
Euro	UBSW	Sell	376,185	437,109	5/21/19	13,115	—
British Pound	BOFA	Sell	98,210,744	127,102,806	5/28/19	—	(1,234,573)
British Pound	HSBK	Sell	2,932,802	3,766,313	5/28/19	—	(66,142)
Euro	BOFA	Sell	5,602,335	6,417,648	7/15/19	74,233	—
Euro	HSBK	Sell	26,147,511	30,015,897	7/15/19	409,580	—
Euro	UBSW	Sell	134,125	153,211	7/15/19	1,344	—
British Pound	BOFA	Sell	2,637,055	3,491,394	7/16/19	37,327	—
British Pound	BOFA	Sell	3,768,603	4,920,541	7/16/19	—	(15,651)
British Pound	HSBK	Sell	1,391,779	1,838,173	7/16/19	15,192	—
British Pound	HSBK	Sell	6,477,453	8,430,808	7/16/19	—	(53,490)
British Pound	BOFA	Sell	1,941,253	2,597,022	8/14/19	50,840	—
British Pound	BOFA	Sell	2,810,869	3,636,822	8/14/19	—	(49,963)
British Pound	BONY	Sell	1,550,469	2,009,020	8/14/19	—	(24,602)
British Pound	HSBK	Sell	1,639,101	2,128,048	8/14/19	—	(21,826)
British Pound	UBSW	Sell	1,550,469	2,009,780	8/14/19	—	(23,843)
South Korean Won	HSBK	Sell	63,845,104,966	57,028,348	8/16/19	665,421	—
South Korean Won	UBSW	Sell	33,749,933,184	30,403,976	8/16/19	609,287	—
Total Forward Exchange Contracts						$7,889,252	$(2,038,043)
Net unrealized appreciation (depreciation)						$5,851,209

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 53.
  |  41

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of seven separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or, as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
  |  42

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3.  DERIVATIVE FINANCIAL INSTRUMENTS
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
  |  43

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)
3.  DERIVATIVE FINANCIAL INSTRUMENTS  (continued)
At March 31, 2019, the Funds received U.K. Treasury Bonds and U.S. Treasury Bills, Bonds and Notes as collateral for derivatives, as follows:
Franklin Mutual Beacon Fund $4,961,877
Franklin Mutual European Fund $13,087,264
Franklin Mutual Financial Services Fund $864,054
Franklin Mutual Global Discovery Fund $49,777,332
Franklin Mutual International Fund $403,062
Franklin Mutual Quest Fund $1,447,531
Franklin Mutual Shares Fund $5,541,884
Certain or all Funds entered into exchange traded futures contracts primarily to manage exposure to certain foreign currencies. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
Certain or all Funds entered into OTC forward exchange contracts primarily to manage exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.
Certain or all Funds purchased or wrote exchange traded option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
The following Funds have invested in derivatives during the period.
Franklin Mutual Beacon Fund – Futures and forwards
Franklin Mutual European Fund – Futures and forwards
Franklin Mutual Financial Services Fund – Futures and forwards
Franklin Mutual Global Discovery Fund – Futures and forwards
Franklin Mutual International Fund – Futures and forwards
Franklin Mutual Quest Fund – Futures, forwards and options
Franklin Mutual Shares Fund – Futures and forwards
4.  CONCENTRATION OF RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
  |  44

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)
5.  RESTRICTED SECURITIES
At March 31, 2019, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:
Principal Amount/ Shares/ Warrants		Issuer	Acquisition Date	Cost	Value
Franklin Mutual Beacon Fund
10,848		Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	$10,848	$ —
2,846,329		International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	1,890,264	108,115
22,836,904		International Automotive Components Group North America LLC	1/12/06 - 3/18/13	18,692,218	2,722,159
		Total Restricted Securities (Value is 0.1% of Net Assets)		$20,593,330	$2,830,274
Franklin Mutual European Fund
16,127,149		Euro Wagon LP (Value is —% of Net Assets)	12/08/05 - 1/02/08	$6,282,509	$ —
Franklin Mutual Global Discovery Fund
8,893		Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	$8,893	$ —
3,819,425		International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	2,536,498	145,077
35,491,081		International Automotive Components Group North America LLC	1/12/06 - 3/18/13	29,095,371	4,230,537
		Total Restricted Securities (Value is 0.0%† of Net Assets)		$31,640,762	$4,375,614
Franklin Mutual Quest Fund
9,272		Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	$9,272	$ —
2,548,299		International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	1,692,334	96,795
19,924,658		International Automotive Components Group North America LLC	1/02/06 - 3/18/13	16,305,945	2,375,019
1,110,000	[a]	Lee Enterprises Inc., wts., 12/31/22	3/31/14	1,490,026	1,077,366
224,279	[b]	Sorenson Communications LLC, Membership Interests	4/30/14	—	181,521,504
96,671,937		Sorenson Communications LLC, secured note, second lien, 144A, PIK, 9.00%, 10/31/20	3/06/13 - 12/20/13	95,471,975	96,732,357
20,117,561		Sorenson Holdings LLC/Finance Corp., senior note, 144A, PIK, 13.85%, 10/31/21	4/30/14	19,544,510	20,620,500
17,873,000		Sunshine Oilsands Ltd., secured note, 144A, 10.00%, 8/01/17	8/04/14	17,706,373	2,841,086
		Total Restricted Securities (Value is 6.5% of Net Assets)		$152,220,435	$305,264,627
Franklin Mutual Shares Fund
19,594		Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	$19,594	$ —
7,234,813		International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	4,804,678	274,807
63,079,866		International Automotive Components Group North America LLC	1/12/06 - 3/18/13	51,662,536	7,519,120
		Total Restricted Securities (Value is 0.1% of Net Assets)		$56,486,808	$7,793,927

†Rounds to less than 0.1% of net assets.
[a]The Fund also invests in unrestricted securities or other investments in the issuer, valued at $157,610,366 as of March 31, 2019.
[b]The Fund also invests in unrestricted securities or other investments in the issuer, valued at $151,494,375 as of March 31, 2019.
  |  45

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)
6.  HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended March 31, 2019, investments in “affiliated companies” were as follows:
Name of Issuer	Number of Shares/ Units/ Warrants/ Principal Amount Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares/ Units/ Warrants/ Principal Amount Held at End of Period	Value at End of Period	Investment Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Franklin Mutual European Fund
Controlled Affiliates[a]
Euro Wagon LP (Value is —% of Net Assets)	16,127,149	—	—	16,127,149	$—	$—	$—	$—
Franklin Mutual Financial Services Fund
Non-Controlled Affiliates
AB&T Financial Corp.(Value is —%† of Net Assets)	226,100	—	—	226,100	$94,962	$—	$—	$(31,654)
Franklin Mutual Global Discovery Fund
Non-Controlled Affiliates
International Automotive Components Group North America LLC (Value is —%† of Net Assets)	35,491,081	—	—	35,491,081	$4,230,537	$—	$—	$—
Franklin Mutual Quest Fund
Non-Controlled Affiliates
						Dividends
Advanced Emissions Solutions Inc.	1,724,209	—	—	1,724,209	$19,931,856	$431,052	$ —	$1,741,451
Lee Enterprises Inc./IA	4,824,268	—	(1,342,128)	3,482,140	11,491,062	—	403,907	5,580,178
Lee Enterprises Inc., wts., 12/31/22	1,110,000	—	—	1,110,000	1,077,366	—	—	859,784
New Media Investment Group Inc.	3,205,203	—	(436,268)	2,768,935	—[b]	1,052,196	119,111	—[b]
Sorenson Communications LLC, Membership Interests	224,279	—	—	224,279	181,521,504	—	—	26,421,160
TRU Kids Parent LLC	—	7,104[c]	—	7,104	34,099,720	—	—	(710,379)
Wayne Services Legacy Inc.	—	7,104[c]	—	7,104	2,484,752	—	—	—
					$250,606,260	$1,483,248	$523,018	$33,892,194
						Interest
Lee Enterprises Inc., Second Lien Term Loan, 12.00%, 12/15/22	46,754,653	—	(693,522)	46,061,131	46,521,742	739,801	9,568	(71,620)
Lee Enterprises Inc., senior secured note, first lien, 144A, 9.50%, 3/15/22	97,050,000	—	—	97,050,000	99,597,562	2,279,327	—	72,236
Sorenson Communications LLC, Initial Term Loan, 8.25%, (1-month USD LIBOR + 5.75%), 4/30/20	139,170,854	—	(364,322)	138,806,532	138,112,500	2,031,295	345	(31,913)
Sorenson Communications LLC, Initial Term Loans, TBD, 3/14/24	—	13,500,000	—	13,500,000	13,381,875	—	—	421,875
Sorenson Communications LLC, secured note, second lien, 144A, PIK, 9.00%, 10/31/20	96,671,937	—	—	96,671,937	96,732,357	2,150,951	—	1,827,024
Sorenson Holdings LLC/Finance Corp., senior note, 144A, PIK, 13.85%, 10/31/21	20,117,561	—	—	20,117,561	20,620,500	688,831	—	(43,399)
					$414,966,536	$7,890,205	$9,913	$2,174,203
Total Affiliated Securities (Value is 14.2% of Net Assets)					$665,572,796	$9,373,453	$532,931	$36,066,397
  |  46

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)
Name of Issuer	Number of Shares/ Units/ Warrants/ Principal Amount Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares/ Units/ Warrants/ Principal Amount Held at End of Period	Value at End of Period	Investment Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Franklin Mutual Shares Fund
Non-Controlled Affiliates
						Dividends
Alexander’s Inc.	326,675	—	—	326,675	$122,885,335	$1,470,038	$252,539[d]	$23,334,396
International Automotive Components Group Brazil LLC	7,234,813	—	—	7,234,813	274,807	—	—	(31,783)
International Automotive Components Group North America LLC	63,079,866	—	—	63,079,866	7,519,120	—	—	—
TRU Kids Parent LLC	—	7,469[c]	—	7,469	35,850,577	—	—	(746,853)
Wayne Services Legacy Inc.	—	7,469[c]	—	7,469	2,612,332	—	—	—
Total Affiliated Securities (Value is 1.3% of Net Assets)					$169,142,171	$1,470,038	$252,539	$22,555,760
†Rounds to less than 0.1% of net assets.
aIssuer in which the Fund owns 25% or more of the outstanding voting securities.
bAs of March 31, 2019, no longer an affiliate.
cGross Addition was the result of a corporate action.
dRealized gain distribution from REITs.
7.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2019, investments in affiliated management investment companies were as follows:
	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Income from securities loaned	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Franklin Mutual Beacon Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	—	51,845,000	(51,845,000)	—	$ —	$21,748	$ —	$ —
Franklin Mutual Global Discovery Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	—	200,368,000	(200,368,000)	—	$ —	$82,368	$ —	$ —
Franklin Mutual Shares Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	—	176,535,000	(176,535,000)	—	$ —	$72,310	$ —	$ —
  |  47

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)
8.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2019, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Franklin Mutual Beacon Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Auto Components	$—	$—	$2,830,274	$2,830,274
All Other Equity Investments	3,327,239,723	—	—[c]	3,327,239,723
Corporate Notes and Senior Floating Rate Interests	—	77,927,741	—	77,927,741
Corporate Notes and Senior Floating Rate Interests in Reorganization	—	28,461,092	—[c]	28,461,092
Companies in Liquidation	—	92,566	—[c]	92,566
Short Term Investments	58,826,902	60,600,000	—	119,426,902
Total Investments in Securities	$3,386,066,625	$167,081,399	$2,830,274	$3,555,978,298
Other Financial Instruments:
Futures Contracts	$697,514	$—	$—	$697,514
Forward Exchange Contracts	—	6,778,200	—	6,778,200
Total Other Financial Instruments	$697,514	$6,778,200	$ —	$7,475,714
Liabilities:
Other Financial Instruments:
Securities Sold Short[a]	$37,530,765	$—	$—	$37,530,765
Forward Exchange Contracts	—	1,751,614	—	1,751,614
Total Other Financial Instruments	$37,530,765	$1,751,614	$ —	$39,282,379
Franklin Mutual European Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Machinery	$50,832,382	$8,475,761	$—	$59,308,143
All Other Equity Investments	1,471,419,537	—	—[c]	1,471,419,537
Short Term Investments	34,861,788	29,500,000	—	64,361,788
Total Investments in Securities	$1,557,113,707	$37,975,761	$ —	$1,595,089,468
Other Financial Instruments:
Futures Contracts	$1,944,798	$—	$—	$1,944,798
Forward Exchange Contracts	—	16,548,759	—	16,548,759
Total Other Financial Instruments	$1,944,798	$16,548,759	$ —	$18,493,557
  |  48

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)
	Level 1	Level 2	Level 3	Total
Franklin Mutual European Fund (continued)
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$3,258,348	$—	$3,258,348
Franklin Mutual Financial Services Fund
Assets:
Investments in Securities:[a]
Equity Investments	$477,250,201	$—	$—	$477,250,201
Short Term Investments	13,966,986	6,300,000	—	20,266,986
Total Investments in Securities	$491,217,187	$6,300,000	$ —	$497,517,187
Other Financial Instruments:
Futures Contracts	$109,529	$—	$—	$109,529
Forward Exchange Contracts	—	2,367,700	—	2,367,700
Total Other Financial Instruments	$109,529	$2,367,700	$ —	$2,477,229
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$860,040	$—	$860,040
Franklin Mutual Global Discovery Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Auto Components	$50,360,149	$—	$4,375,614	$54,735,763
Machinery	59,024,930	74,629,286	—	133,654,216
Media	609,342,886	4,084,705	—	613,427,591
All Other Equity Investments	14,342,559,775	—	—[c]	14,342,559,775
Corporate Notes and Senior Floating Rate Interests	—	236,358,589	—	236,358,589
Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization	—	219,781,712	—[c]	219,781,712
Companies in Liquidation	—	284,651	—[c]	284,651
Short Term Investments	328,623,990	46,300,000	—	374,923,990
Total Investments in Securities	$15,389,911,730	$581,438,943	$4,375,614	$15,975,726,287
Other Financial Instruments:
Futures Contracts	$5,203,002	$—	$—	$5,203,002
Forward Exchange Contracts	—	57,055,932	—	57,055,932
Total Other Financial Instruments	$5,203,002	$57,055,932	$ —	$62,258,934
Liabilities:
Other Financial Instruments:
Securities Sold Short[a]	$156,134,053	$—	$—	$156,134,053
Forward Exchange Contracts	—	5,127,373	—	5,127,373
Total Other Financial Instruments	$156,134,053	$5,127,373	$ —	$161,261,426
  |  49

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)
8.  FAIR VALUE MEASUREMENTS  (continued)
	Level 1	Level 2	Level 3	Total
Franklin Mutual International Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$135,754,884	$—	$—	$135,754,884
Short Term Investments	2,490,519	2,700,000	—	5,190,519
Total Investments in Securities	$138,245,403	$2,700,000	$ —	$140,945,403
Other Financial Instruments:
Futures Contracts	$88,050	$—	$—	$88,050
Forward Exchange Contracts	—	830,952	—	830,952
Total Other Financial Instruments	$88,050	$830,952	$ —	$919,002
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$240,570	$—	$240,570
Franklin Mutual Quest Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Auto Components	$32,481,191	$—	$2,471,814	$34,953,005
Communications Equipment	—	—	181,521,504	181,521,504
Media	255,808,912	2,045,148	—	257,854,060
Specialty Retail	28,036,876	—	34,099,720	62,136,596
Technology Hardware, Storage & Peripherals	37,031,293	—	2,484,752	39,516,045
All Other Equity Investments	2,166,840,643	—	—[c]	2,166,840,643
Corporate Bonds, Notes and Senior Floating Rate Interests	—	954,803,859	—	954,803,859
Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization	—	111,918,003	2,841,086[c]	114,759,089
Companies in Liquidation	—	263,244	—[c]	263,244
Options Purchased	6,750	—	—	6,750
Short Term Investments	655,723,426	195,700,000	—	851,423,426
Total Investments in Securities	$3,175,929,091	$1,264,730,254	$223,418,876	$4,664,078,221
Other Financial Instruments:
Futures Contracts	$476,023	$—	$—	$476,023
Forward Exchange Contracts	—	3,090,505	—	3,090,505
Total Other Financial Instruments	$476,023	$3,090,505	$ —	$3,566,528
Liabilities:
Other Financial Instruments:
Options Written	$3,059,500	$—	$—	$3,059,500
Securities Sold Short[a]	44,574,240	—	—	44,574,240
Forward Exchange Contracts	—	2,283,108	—	2,283,108
Total Other Financial Instruments	$47,633,740	$2,283,108	$ —	$49,916,848
  |  50

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)
	Level 1	Level 2	Level 3	Total
Franklin Mutual Shares Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Auto Components	$43,238,273	$—	$7,793,927	$51,032,200
Machinery	49,632,984	53,863,168	—	103,496,152
Media	723,973,012	2,866,511	—	726,839,523
Specialty Retail	—	—	35,850,577	35,850,577
Technology Hardware, Storage & Peripherals	462,786,805	—	2,612,332	465,399,137
All Other Equity Investments	10,341,051,571	—	—[c]	10,341,051,571
Corporate Notes and Senior Floating Rate Interests	—	436,545,753	—	436,545,753
Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization	—	175,529,106	—[c]	175,529,106
Companies in Liquidation	—	388,355	—[c]	388,355
Short Term Investments	760,837,382	64,800,000	—	825,637,382
Total Investments in Securities	$12,381,520,027	$733,992,893	$46,256,836	$13,161,769,756
Other Financial Instruments:
Futures Contracts	$805,620	$—	$—	$805,620
Forward Exchange Contracts	—	7,889,252	—	7,889,252
Total Other Financial Instruments	$805,620	$7,889,252	$ —	$8,694,872
Liabilities:
Other Financial Instruments:
Securities Sold Short[a]	$185,691,835	$—	$—	$185,691,835
Forward Exchange Contracts	—	2,038,043	—	2,038,043
Total Other Financial Instruments	$185,691,835	$2,038,043	$ —	$187,729,878

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common, preferred and convertible preferred stocks and management investment companies as well as other equity interests.
[c]Includes securities determined to have no value at March 31, 2019.
  |  51

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)
8.  FAIR VALUE MEASUREMENTS  (continued)
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliations of assets for the three months ended March 31, 2019, are as follows:
	Balance at Beginning of Period	Purchases	Sales	Transfer Into Level 3	Transfer Out of Level 3[a]	Cost Basis Adjustments	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Auto Components	$2,483,009	$—	$—	$—	$—	$—	$—	$(11,195)	$2,471,814	$(11,195)
Communications Equipment	155,100,344	—	—	—	—	—	—	26,421,160	181,521,504	26,421,160
Diversified Consumer Services	3,664,436	—	—	—	—	—	—	(3,664,436)	—[c]	(3,664,436)
Media	217,582	—	—	—	(1,077,366)	—	—	859,784	—	—
Specialty Retail	—	34,810,099	—	—	—	—	—	(710,379)	34,099,720	(710,379)
Technology Hardware, Storage & Peripherals	—	2,484,752	—	—	—	—	—	—	2,484,752	—
Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization	3,563,602[c]	—	—	—	—	—	—	(722,516)	2,841,086[c]	(722,516)
Companies in Liquidation	—[c]	—	—	—	—	—	—	—	—[c]	—
Total Investments in Securities	$165,028,973	$37,294,851	$—	$—	$(1,077,366)	$—	$—	$22,172,418	$223,418,876	$21,312,634
aThe investment was transferred out of Level 3 as a result of the availability of other significant observable valuation inputs.
bIncludes common stocks as well as other equity interests.
cIncludes securities determined to have no value.
Significant unobservable valuation inputs for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2019, are as follows:
Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount	Impact to Fair Value if Input Increases[a]
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Equity Investments:
Communications Equipment	$181,521,504	Market transaction	Transaction price weighting	50%	Increase[b]
		Market comparables	EV / EBITDA multiple	4.9x	Increase[b]
Specialty Retail	34,099,720	Consensus pricing	Offered quotes	$ 5,150	Increase
All Other Investments[c]	7,797,652
Total	$223,418,876
aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bRepresents a significant impact to fair value and net assets.
cIncludes fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs. May also include financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable.
Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
  |  52

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)
9.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BOFA	Bank of America Corp.
BONY	The Bank of New York Mellon Corp.
HSBK	HSBC Bank PLC
SSBT	State Street Bank and Trust Co., N.A.
UBSW	UBS AG
Currency
EUR	Euro
GBP	British Pound
USD	United States Dollar
Selected Portfolio
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
LIBOR	London InterBank Offered Rate
PIK	Payment-In-Kind
For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
  |  53